Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
	United States Treasury Note/Bond (Cost $307,186)	2.875%	5/15/32	306,680	307,111
Corporate Bonds (98.3%)
Communications (8.3%)
	Activision Blizzard Inc.	3.400%	6/15/27	11,960	11,804
	Activision Blizzard Inc.	1.350%	9/15/30	6,652	5,480
	Alphabet Inc.	0.800%	8/15/27	25,609	22,844
	Alphabet Inc.	1.100%	8/15/30	55,752	46,832
	America Movil SAB de CV	3.625%	4/22/29	22,969	22,140
	America Movil SAB de CV	2.875%	5/7/30	28,133	25,572
	AT&T Inc.	2.300%	6/1/27	66,840	62,460
	AT&T Inc.	1.650%	2/1/28	44,638	39,505
[1]	AT&T Inc.	4.100%	2/15/28	45,176	45,633
	AT&T Inc.	4.350%	3/1/29	82,806	83,832
[1]	AT&T Inc.	4.300%	2/15/30	85,864	86,664
	AT&T Inc.	2.750%	6/1/31	36,314	32,607
	AT&T Inc.	2.250%	2/1/32	53,475	45,253
	AT&T Inc.	2.550%	12/1/33	34,450	29,315
	Baidu Inc.	3.625%	7/6/27	16,535	16,091
	Baidu Inc.	4.375%	3/29/28	3,745	3,718
	Baidu Inc.	4.875%	11/14/28	18,100	18,447
	Baidu Inc.	3.425%	4/7/30	10,999	10,156
	Baidu Inc.	2.375%	10/9/30	4,775	4,047
	Baidu Inc.	2.375%	8/23/31	18,130	15,156
	Booking Holdings Inc.	3.550%	3/15/28	19,986	19,744
	Booking Holdings Inc.	4.625%	4/13/30	33,794	34,991
	British Telecommunications plc	5.125%	12/4/28	6,668	6,837
	British Telecommunications plc	9.625%	12/15/30	62,647	81,595
	Charter Communications Operating LLC	3.750%	2/15/28	41,000	38,842
	Charter Communications Operating LLC	4.200%	3/15/28	45,840	44,423
	Charter Communications Operating LLC	2.250%	1/15/29	33,070	28,191
	Charter Communications Operating LLC	5.050%	3/30/29	36,477	36,456
	Charter Communications Operating LLC	2.800%	4/1/31	44,332	37,245
	Charter Communications Operating LLC	2.300%	2/1/32	15,362	12,205
	Comcast Corp.	3.150%	2/15/28	41,526	40,552
	Comcast Corp.	3.550%	5/1/28	16,365	16,247
	Comcast Corp.	4.150%	10/15/28	104,485	106,961
	Comcast Corp.	2.650%	2/1/30	47,927	44,262
	Comcast Corp.	3.400%	4/1/30	42,402	41,075
	Comcast Corp.	4.250%	10/15/30	39,195	40,019
	Comcast Corp.	1.950%	1/15/31	36,162	31,114
	Comcast Corp.	1.500%	2/15/31	47,531	39,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Telekom International Finance BV	8.750%	6/15/30	97,793	124,552
	Discovery Communications LLC	3.950%	3/20/28	46,482	44,967
	Discovery Communications LLC	4.125%	5/15/29	26,599	25,383
	Discovery Communications LLC	3.625%	5/15/30	28,011	25,897
	Electronic Arts Inc.	1.850%	2/15/31	16,185	13,483
	Expedia Group Inc.	4.625%	8/1/27	25,680	25,688
	Expedia Group Inc.	3.800%	2/15/28	26,570	25,463
	Expedia Group Inc.	3.250%	2/15/30	32,740	28,942
	Expedia Group Inc.	2.950%	3/15/31	29,377	24,846
	Fox Corp.	4.709%	1/25/29	57,506	58,406
	Fox Corp.	3.500%	4/8/30	18,021	16,814
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,435	7,520
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	17,048	17,291
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	17,160	14,442
	Koninklijke KPN NV	8.375%	10/1/30	15,414	19,036
[2]	Magallanes Inc.	4.054%	3/15/29	41,455	39,722
[2]	Magallanes Inc.	4.279%	3/15/32	134,555	125,614
	Omnicom Group Inc.	2.450%	4/30/30	15,305	13,368
	Omnicom Group Inc.	4.200%	6/1/30	17,538	17,322
	Omnicom Group Inc.	2.600%	8/1/31	16,611	14,510
	Orange SA	9.000%	3/1/31	60,738	80,931
	Paramount Global	3.375%	2/15/28	10,104	9,576
	Paramount Global	3.700%	6/1/28	13,367	12,890
	Paramount Global	4.200%	6/1/29	11,881	11,617
	Paramount Global	7.875%	7/30/30	14,675	17,493
	Paramount Global	4.950%	1/15/31	40,422	40,400
	Paramount Global	4.200%	5/19/32	24,047	22,545
[2]	Rogers Communications Inc.	3.800%	3/15/32	50,795	48,200
	Take-Two Interactive Software Inc.	4.000%	4/14/32	7,181	6,898
	TCI Communications Inc.	7.125%	2/15/28	3,625	4,195
	Telefonica Europe BV	8.250%	9/15/30	27,009	33,589
	TELUS Corp.	3.700%	9/15/27	2,311	2,311
	TELUS Corp.	3.400%	5/13/32	23,575	21,896
	Tencent Music Entertainment Group	2.000%	9/3/30	9,525	7,522
	T-Mobile USA Inc.	2.050%	2/15/28	52,951	47,290
[2]	T-Mobile USA Inc.	2.400%	3/15/29	9,730	8,609
	T-Mobile USA Inc.	3.875%	4/15/30	187,840	180,678
	T-Mobile USA Inc.	2.550%	2/15/31	71,449	62,004
	T-Mobile USA Inc.	2.250%	11/15/31	13,701	11,397
[2]	T-Mobile USA Inc.	2.700%	3/15/32	32,830	28,443
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	19,964	19,499
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,946	2,383
	VeriSign Inc.	2.700%	6/15/31	22,763	19,112
	Verizon Communications Inc.	2.100%	3/22/28	76,189	69,454
	Verizon Communications Inc.	4.329%	9/21/28	111,327	113,260
	Verizon Communications Inc.	3.875%	2/8/29	19,017	18,951
	Verizon Communications Inc.	4.016%	12/3/29	97,251	96,518
	Verizon Communications Inc.	3.150%	3/22/30	45,102	42,194
	Verizon Communications Inc.	1.500%	9/18/30	24,646	20,386
	Verizon Communications Inc.	1.680%	10/30/30	42,386	35,242
	Verizon Communications Inc.	7.750%	12/1/30	1,325	1,640
	Verizon Communications Inc.	1.750%	1/20/31	61,951	51,457
	Verizon Communications Inc.	2.550%	3/21/31	131,668	116,738
	Verizon Communications Inc.	2.355%	3/15/32	122,620	105,577
	Vodafone Group plc	4.375%	5/30/28	84,527	86,170
	Vodafone Group plc	7.875%	2/15/30	11,701	14,200
	Walt Disney Co.	2.200%	1/13/28	31,966	29,875
	Walt Disney Co.	2.000%	9/1/29	47,944	42,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.800%	3/22/30	32,366	32,207
	Walt Disney Co.	2.650%	1/13/31	69,207	62,705
	Weibo Corp.	3.375%	7/8/30	19,110	15,815
	WPP Finance 2010	3.750%	9/19/24	1	1
					3,665,269
Consumer Discretionary (6.6%)
	Advance Auto Parts Inc.	1.750%	10/1/27	7,025	6,142
	Advance Auto Parts Inc.	3.900%	4/15/30	16,766	15,765
	Advance Auto Parts Inc.	3.500%	3/15/32	6,235	5,574
	Alibaba Group Holding Ltd.	3.400%	12/6/27	67,146	64,672
	Alibaba Group Holding Ltd.	2.125%	2/9/31	38,478	31,973
	Amazon.com Inc.	1.200%	6/3/27	46,546	42,052
	Amazon.com Inc.	3.150%	8/22/27	80,525	79,728
	Amazon.com Inc.	1.650%	5/12/28	61,320	55,441
	Amazon.com Inc.	3.450%	4/13/29	24,735	24,604
	Amazon.com Inc.	1.500%	6/3/30	45,486	38,821
	Amazon.com Inc.	2.100%	5/12/31	89,137	78,589
	Amazon.com Inc.	3.600%	4/13/32	58,099	57,535
[1]	American Honda Finance Corp.	3.500%	2/15/28	8,251	8,156
[1]	American Honda Finance Corp.	2.000%	3/24/28	28,035	25,458
[1]	American Honda Finance Corp.	2.250%	1/12/29	9,255	8,337
[1]	American Honda Finance Corp.	1.800%	1/13/31	11,470	9,679
	Aptiv plc	4.350%	3/15/29	7,545	7,350
	Aptiv plc	3.250%	3/1/32	16,920	14,967
	AutoNation Inc.	3.800%	11/15/27	12,943	12,514
	AutoNation Inc.	4.750%	6/1/30	12,517	12,245
	AutoNation Inc.	2.400%	8/1/31	17,170	13,840
	AutoNation Inc.	3.850%	3/1/32	17,215	15,447
	AutoZone Inc.	3.750%	6/1/27	13,207	13,146
	AutoZone Inc.	3.750%	4/18/29	22,288	21,434
	AutoZone Inc.	4.000%	4/15/30	15,410	15,026
	AutoZone Inc.	1.650%	1/15/31	14,975	12,074
	Best Buy Co. Inc.	4.450%	10/1/28	12,449	12,578
	Best Buy Co. Inc.	1.950%	10/1/30	10,581	8,686
	Block Financial LLC	2.500%	7/15/28	10,915	9,725
	Block Financial LLC	3.875%	8/15/30	19,086	17,820
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	30,143	28,070
	Brunswick Corp.	2.400%	8/18/31	13,570	10,583
	Choice Hotels International Inc.	3.700%	12/1/29	7,357	6,796
	Choice Hotels International Inc.	3.700%	1/15/31	9,309	8,542
[2]	Daimler Finance North America LLC	3.100%	8/15/29	15,762	14,657
	Daimler Finance North America LLC	8.500%	1/18/31	23,690	30,487
[2]	Daimler Finance North America LLC	2.450%	3/2/31	7,250	6,331
	Dick's Sporting Goods Inc.	3.150%	1/15/32	19,885	16,525
	DR Horton Inc.	1.400%	10/15/27	10,116	8,739
	eBay Inc.	3.600%	6/5/27	23,285	23,002
	eBay Inc.	2.700%	3/11/30	24,183	21,480
	eBay Inc.	2.600%	5/10/31	17,001	14,652
[1]	Emory University	2.143%	9/1/30	10,495	9,314
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	17,590	15,728
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	11,355	10,382
	General Motors Co.	4.200%	10/1/27	22,604	22,068
	General Motors Co.	6.800%	10/1/27	27,956	30,313
	General Motors Co.	5.000%	10/1/28	22,663	22,735
	General Motors Financial Co. Inc.	2.700%	8/20/27	19,809	17,928
	General Motors Financial Co. Inc.	3.850%	1/5/28	14,278	13,531
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,819	20,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.400%	10/15/28	27,285	23,539
	General Motors Financial Co. Inc.	5.650%	1/17/29	14,598	15,026
	General Motors Financial Co. Inc.	4.300%	4/6/29	27,775	26,499
	General Motors Financial Co. Inc.	3.600%	6/21/30	25,231	22,681
	General Motors Financial Co. Inc.	2.350%	1/8/31	15,652	12,731
	General Motors Financial Co. Inc.	2.700%	6/10/31	18,445	15,240
	General Motors Financial Co. Inc.	3.100%	1/12/32	45,470	38,474
	Genuine Parts Co.	1.875%	11/1/30	13,673	11,000
	Genuine Parts Co.	2.750%	2/1/32	10,995	9,443
[2]	GXO Logistics Inc.	2.650%	7/15/31	8,645	7,060
	Hasbro Inc.	3.500%	9/15/27	8,429	8,147
	Hasbro Inc.	3.900%	11/19/29	29,867	28,556
	Home Depot Inc.	2.800%	9/14/27	34,925	34,072
	Home Depot Inc.	0.900%	3/15/28	15,975	13,838
	Home Depot Inc.	1.500%	9/15/28	19,000	16,911
	Home Depot Inc.	3.900%	12/6/28	17,976	18,407
	Home Depot Inc.	2.950%	6/15/29	35,192	33,625
	Home Depot Inc.	2.700%	4/15/30	27,591	25,665
	Home Depot Inc.	1.375%	3/15/31	37,388	30,915
	Home Depot Inc.	1.875%	9/15/31	33,381	28,586
	Home Depot Inc.	3.250%	4/15/32	36,345	34,787
	Honda Motor Co. Ltd.	2.967%	3/10/32	28,641	26,306
	Hyatt Hotels Corp.	4.375%	9/15/28	10,382	10,145
	Hyatt Hotels Corp.	6.000%	4/23/30	11,190	11,746
	JD.com Inc.	3.375%	1/14/30	17,848	16,404
	Kohl's Corp.	3.375%	5/1/31	12,435	11,109
	Las Vegas Sands Corp.	3.900%	8/8/29	12,320	10,735
	Lear Corp.	3.800%	9/15/27	9,304	9,068
	Lear Corp.	4.250%	5/15/29	10,994	10,552
	Lear Corp.	3.500%	5/30/30	11,550	10,412
	Lear Corp.	2.600%	1/15/32	3,590	2,945
	Leggett & Platt Inc.	3.500%	11/15/27	10,807	10,409
	Leggett & Platt Inc.	4.400%	3/15/29	15,116	15,066
	Leland Stanford Junior University	1.289%	6/1/27	7,710	7,001
	Lennar Corp.	5.000%	6/15/27	2,935	2,991
	Lennar Corp.	4.750%	11/29/27	32,635	32,862
	Lowe's Cos. Inc.	1.300%	4/15/28	30,139	26,096
	Lowe's Cos. Inc.	1.700%	9/15/28	30,563	26,824
	Lowe's Cos. Inc.	6.500%	3/15/29	25	28
	Lowe's Cos. Inc.	3.650%	4/5/29	39,061	37,901
	Lowe's Cos. Inc.	4.500%	4/15/30	28,700	29,179
	Lowe's Cos. Inc.	1.700%	10/15/30	33,342	27,722
	Lowe's Cos. Inc.	2.625%	4/1/31	38,172	33,748
	Lowe's Cos. Inc.	3.750%	4/1/32	54,774	52,266
	Magna International Inc.	2.450%	6/15/30	19,161	16,804
[1]	Marriott International Inc.	4.000%	4/15/28	12,605	12,325
[1]	Marriott International Inc.	4.650%	12/1/28	5,347	5,369
[1]	Marriott International Inc.	4.625%	6/15/30	29,339	29,116
[1]	Marriott International Inc.	2.850%	4/15/31	29,085	25,237
	Masco Corp.	3.500%	11/15/27	8,635	8,417
	Masco Corp.	1.500%	2/15/28	11,293	9,790
	Masco Corp.	2.000%	10/1/30	9,168	7,498
	Masco Corp.	2.000%	2/15/31	14,568	11,904
[1]	McDonald's Corp.	3.500%	3/1/27	1,916	1,912
[1]	McDonald's Corp.	3.500%	7/1/27	25,740	25,634
[1]	McDonald's Corp.	3.800%	4/1/28	33,652	33,757
[1]	McDonald's Corp.	2.625%	9/1/29	33,998	31,157
[1]	McDonald's Corp.	2.125%	3/1/30	12,100	10,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	3.600%	7/1/30	19,550	19,036
	MDC Holdings Inc.	2.500%	1/15/31	18,290	14,456
	Mohawk Industries Inc.	3.625%	5/15/30	13,095	12,181
	NIKE Inc.	2.850%	3/27/30	32,902	31,052
	NVR Inc.	3.000%	5/15/30	22,857	20,489
	O'Reilly Automotive Inc.	3.600%	9/1/27	19,300	19,113
	O'Reilly Automotive Inc.	4.350%	6/1/28	20,926	21,187
	O'Reilly Automotive Inc.	3.900%	6/1/29	9,039	8,781
	O'Reilly Automotive Inc.	4.200%	4/1/30	12,382	12,164
	O'Reilly Automotive Inc.	1.750%	3/15/31	5,763	4,669
	Owens Corning	3.950%	8/15/29	11,286	10,836
	Owens Corning	3.875%	6/1/30	8,716	8,266
	Ralph Lauren Corp.	2.950%	6/15/30	15,442	13,999
	Ross Stores Inc.	1.875%	4/15/31	13,140	10,693
	Sands China Ltd.	5.400%	8/8/28	50,544	44,587
[2]	Sands China Ltd.	3.100%	3/8/29	6,375	4,741
	Sands China Ltd.	4.375%	6/18/30	25,281	20,021
[2]	Sands China Ltd.	3.250%	8/8/31	12,800	8,939
	Stanley Black & Decker Inc.	4.250%	11/15/28	15,243	15,434
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,663	12,015
	Starbucks Corp.	3.500%	3/1/28	14,643	14,401
	Starbucks Corp.	4.000%	11/15/28	22,098	22,204
	Starbucks Corp.	3.550%	8/15/29	16,881	16,284
	Starbucks Corp.	2.250%	3/12/30	13,863	12,014
	Starbucks Corp.	2.550%	11/15/30	38,483	33,923
	Starbucks Corp.	3.000%	2/14/32	24,581	22,029
	Tapestry Inc.	4.125%	7/15/27	3,395	3,318
	Tapestry Inc.	3.050%	3/15/32	11,200	9,497
	TJX Cos. Inc.	1.150%	5/15/28	13,377	11,642
	TJX Cos. Inc.	3.875%	4/15/30	15,565	15,440
	TJX Cos. Inc.	1.600%	5/15/31	2,371	1,961
	Toll Brothers Finance Corp.	4.350%	2/15/28	8,305	8,027
	Toll Brothers Finance Corp.	3.800%	11/1/29	12,305	11,323
	Toyota Motor Corp.	3.669%	7/20/28	5,429	5,446
	Toyota Motor Corp.	2.760%	7/2/29	9,810	9,145
	Toyota Motor Corp.	2.362%	3/25/31	10,001	8,944
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	20,218	17,869
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	14,277	13,844
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	12,663	11,520
	Toyota Motor Credit Corp.	3.650%	1/8/29	12,852	12,718
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	21,246	18,871
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	25,809	24,875
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	19,809	16,515
	Toyota Motor Credit Corp.	1.900%	9/12/31	14,133	11,926
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	13,398	11,779
	Tractor Supply Co.	1.750%	11/1/30	16,188	13,094
	VF Corp.	2.950%	4/23/30	19,358	17,578
	Whirlpool Corp.	4.750%	2/26/29	20,763	21,114
	Whirlpool Corp.	2.400%	5/15/31	5,107	4,337
	Whirlpool Corp.	4.700%	5/14/32	7,000	7,146
[1]	Yale University	1.482%	4/15/30	11,305	9,653
					2,929,448
Consumer Staples (6.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	13,105	14,987
	Altria Group Inc.	4.800%	2/14/29	31,976	31,960
	Altria Group Inc.	3.400%	5/6/30	17,070	15,368
	Altria Group Inc.	2.450%	2/4/32	58,355	47,042
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	77,116	77,813

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	87,120	90,881
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	61,436	59,221
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	13,325	14,076
Archer-Daniels-Midland Co.	3.250%	3/27/30	25,033	24,171
Archer-Daniels-Midland Co.	2.900%	3/1/32	15,710	14,551
Avery Dennison Corp.	4.875%	12/6/28	11,162	11,510
Avery Dennison Corp.	2.650%	4/30/30	21,117	18,508
Avery Dennison Corp.	2.250%	2/15/32	2,310	1,905
BAT Capital Corp.	3.557%	8/15/27	81,555	76,986
BAT Capital Corp.	2.259%	3/25/28	55,011	47,662
BAT Capital Corp.	3.462%	9/6/29	12,143	10,789
BAT Capital Corp.	4.906%	4/2/30	28,239	27,389
BAT Capital Corp.	2.726%	3/25/31	26,589	22,050
BAT Capital Corp.	4.742%	3/16/32	24,690	23,292
BAT International Finance plc	4.448%	3/16/28	24,140	23,515
Bunge Ltd. Finance Corp.	3.750%	9/25/27	12,595	12,420
Bunge Ltd. Finance Corp.	2.750%	5/14/31	25,360	21,996
Campbell Soup Co.	4.150%	3/15/28	26,718	26,791
Campbell Soup Co.	2.375%	4/24/30	12,326	10,692
Church & Dwight Co. Inc.	3.150%	8/1/27	16,995	16,547
Clorox Co.	3.100%	10/1/27	13,388	13,055
Clorox Co.	3.900%	5/15/28	4,960	4,962
Clorox Co.	4.400%	5/1/29	5,600	5,684
Clorox Co.	1.800%	5/15/30	18,379	15,444
Clorox Co.	4.600%	5/1/32	15,000	15,465
Coca-Cola Co.	1.450%	6/1/27	49,294	45,434
Coca-Cola Co.	1.500%	3/5/28	9,865	8,946
Coca-Cola Co.	1.000%	3/15/28	36,939	32,622
Coca-Cola Co.	2.125%	9/6/29	16,624	15,135
Coca-Cola Co.	3.450%	3/25/30	28,899	28,709
Coca-Cola Co.	1.650%	6/1/30	42,071	36,486
Coca-Cola Co.	2.000%	3/5/31	25,273	22,292
Coca-Cola Co.	1.375%	3/15/31	56,534	47,281
Coca-Cola Co.	2.250%	1/5/32	41,740	37,300
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	29,461	26,943
Conagra Brands Inc.	1.375%	11/1/27	27,838	23,974
Conagra Brands Inc.	7.000%	10/1/28	5,525	6,204
Conagra Brands Inc.	4.850%	11/1/28	35,840	36,455
Conagra Brands Inc.	8.250%	9/15/30	3,771	4,517
Constellation Brands Inc.	3.600%	2/15/28	22,254	21,555
Constellation Brands Inc.	4.650%	11/15/28	18,391	18,682
Constellation Brands Inc.	3.150%	8/1/29	25,688	23,601
Constellation Brands Inc.	2.875%	5/1/30	14,589	13,065
Constellation Brands Inc.	2.250%	8/1/31	31,073	26,047
Constellation Brands Inc.	4.750%	5/9/32	15,000	15,269
Costco Wholesale Corp.	1.375%	6/20/27	39,078	35,675
Costco Wholesale Corp.	1.600%	4/20/30	53,203	45,749
Costco Wholesale Corp.	1.750%	4/20/32	30,214	25,557
Diageo Capital plc	3.875%	5/18/28	8,568	8,683
Diageo Capital plc	2.375%	10/24/29	25,221	22,924
Diageo Capital plc	2.000%	4/29/30	18,452	16,185
Diageo Capital plc	2.125%	4/29/32	18,436	15,947
Dollar General Corp.	4.125%	5/1/28	12,367	12,414
Dollar General Corp.	3.500%	4/3/30	25,062	23,486
Dollar Tree Inc.	4.200%	5/15/28	28,740	28,698
Dollar Tree Inc.	2.650%	12/1/31	21,885	18,565
Estee Lauder Cos. Inc.	2.375%	12/1/29	16,871	15,366
Estee Lauder Cos. Inc.	2.600%	4/15/30	18,594	17,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Estee Lauder Cos. Inc.	1.950%	3/15/31	15,465	13,324
	Flowers Foods Inc.	2.400%	3/15/31	13,129	11,017
	General Mills Inc.	4.200%	4/17/28	33,369	33,965
	General Mills Inc.	2.875%	4/15/30	22,149	20,161
	General Mills Inc.	2.250%	10/14/31	15,853	13,401
[2]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	24,685	23,525
[2]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	53,855	51,486
	Hershey Co.	2.450%	11/15/29	5,362	4,889
	Hershey Co.	1.700%	6/1/30	4,697	4,025
	Hormel Foods Corp.	1.700%	6/3/28	9,790	8,824
	Hormel Foods Corp.	1.800%	6/11/30	28,802	24,541
	Ingredion Inc.	2.900%	6/1/30	14,566	13,016
	J M Smucker Co.	3.375%	12/15/27	13,609	13,240
	J M Smucker Co.	2.375%	3/15/30	11,396	9,943
	J M Smucker Co.	2.125%	3/15/32	3,105	2,572
	Kellogg Co.	3.400%	11/15/27	21,985	21,452
	Kellogg Co.	4.300%	5/15/28	9,961	10,106
	Kellogg Co.	2.100%	6/1/30	21,534	18,311
[1]	Kellogg Co.	7.450%	4/1/31	6,354	7,597
	Keurig Dr Pepper Inc.	3.430%	6/15/27	19,339	18,940
	Keurig Dr Pepper Inc.	3.950%	4/15/29	34,830	34,083
	Keurig Dr Pepper Inc.	3.200%	5/1/30	18,809	17,326
	Keurig Dr Pepper Inc.	2.250%	3/15/31	9,123	7,727
	Keurig Dr Pepper Inc.	4.050%	4/15/32	34,065	32,796
	Kimberly-Clark Corp.	1.050%	9/15/27	18,547	16,493
	Kimberly-Clark Corp.	3.950%	11/1/28	8,841	9,025
	Kimberly-Clark Corp.	3.200%	4/25/29	10,604	10,288
	Kimberly-Clark Corp.	3.100%	3/26/30	27,485	26,316
	Kimberly-Clark Corp.	2.000%	11/2/31	14,535	12,485
	Kraft Heinz Foods Co.	3.750%	4/1/30	31,970	30,487
	Kraft Heinz Foods Co.	4.250%	3/1/31	18,959	18,622
	Kroger Co.	3.700%	8/1/27	17,360	17,239
	Kroger Co.	4.500%	1/15/29	9,690	9,880
[1]	Kroger Co.	7.700%	6/1/29	2,805	3,387
	Kroger Co.	2.200%	5/1/30	19,699	17,115
	Kroger Co.	1.700%	1/15/31	13,150	10,770
	Kroger Co.	7.500%	4/1/31	2,168	2,632
	McCormick & Co. Inc.	3.400%	8/15/27	19,780	19,349
	McCormick & Co. Inc.	2.500%	4/15/30	14,904	13,152
	McCormick & Co. Inc.	1.850%	2/15/31	7,389	6,079
	Mondelez International Inc.	4.125%	5/7/28	405	413
	Mondelez International Inc.	2.750%	4/13/30	21,148	19,107
	Mondelez International Inc.	1.500%	2/4/31	11,006	8,900
	Mondelez International Inc.	3.000%	3/17/32	23,375	21,128
	PepsiCo Inc.	3.000%	10/15/27	40,114	39,969
	PepsiCo Inc.	7.000%	3/1/29	9,206	11,045
	PepsiCo Inc.	2.625%	7/29/29	21,662	20,453
	PepsiCo Inc.	2.750%	3/19/30	27,479	25,897
	PepsiCo Inc.	1.625%	5/1/30	43,835	38,013
	PepsiCo Inc.	1.400%	2/25/31	19,677	16,540
	PepsiCo Inc.	1.950%	10/21/31	30,865	27,020
	Philip Morris International Inc.	3.125%	8/17/27	10,789	10,367
	Philip Morris International Inc.	3.125%	3/2/28	16,969	16,153
	Philip Morris International Inc.	3.375%	8/15/29	14,993	14,125
	Philip Morris International Inc.	2.100%	5/1/30	23,776	20,070
	Philip Morris International Inc.	1.750%	11/1/30	7,145	5,793
	Procter & Gamble Co.	2.850%	8/11/27	24,022	23,643
	Procter & Gamble Co.	3.000%	3/25/30	42,952	41,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	1.200%	10/29/30	37,931	31,632
	Procter & Gamble Co.	1.950%	4/23/31	22,715	20,076
	Procter & Gamble Co.	2.300%	2/1/32	11,800	10,706
	Sysco Corp.	3.250%	7/15/27	22,653	21,990
	Sysco Corp.	2.400%	2/15/30	20,145	17,665
	Sysco Corp.	5.950%	4/1/30	25,262	27,769
	Sysco Corp.	2.450%	12/14/31	4,995	4,311
	Target Corp.	3.375%	4/15/29	30,317	29,788
	Target Corp.	2.350%	2/15/30	18,283	16,585
	Target Corp.	2.650%	9/15/30	13,084	12,035
	Tyson Foods Inc.	3.550%	6/2/27	34,692	34,317
	Tyson Foods Inc.	4.350%	3/1/29	23,769	24,138
	Unilever Capital Corp.	2.900%	5/5/27	23,470	22,864
	Unilever Capital Corp.	3.500%	3/22/28	3,149	3,145
	Unilever Capital Corp.	2.125%	9/6/29	30,989	27,846
	Unilever Capital Corp.	1.375%	9/14/30	12,955	10,717
	Unilever Capital Corp.	1.750%	8/12/31	22,820	19,311
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	10,963	10,181
	Walmart Inc.	3.700%	6/26/28	60,163	61,429
	Walmart Inc.	1.500%	9/22/28	8,325	7,431
	Walmart Inc.	3.250%	7/8/29	28,105	27,732
	Walmart Inc.	2.375%	9/24/29	14,585	13,550
	Walmart Inc.	1.800%	9/22/31	52,841	46,005
					3,074,330
Energy (6.5%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	28,222	27,376
	Baker Hughes Holdings LLC	3.138%	11/7/29	7,009	6,528
	Baker Hughes Holdings LLC	4.486%	5/1/30	16,849	17,129
	Boardwalk Pipelines LP	4.450%	7/15/27	13,489	13,404
	Boardwalk Pipelines LP	4.800%	5/3/29	7,439	7,370
	Boardwalk Pipelines LP	3.400%	2/15/31	13,827	12,306
	BP Capital Markets America Inc.	3.937%	9/21/28	27,981	28,067
	BP Capital Markets America Inc.	4.234%	11/6/28	47,311	48,244
	BP Capital Markets America Inc.	3.633%	4/6/30	40,689	39,832
	BP Capital Markets America Inc.	1.749%	8/10/30	22,538	19,158
	BP Capital Markets America Inc.	2.721%	1/12/32	54,972	49,583
	BP Capital Markets plc	3.279%	9/19/27	40,868	40,096
	BP Capital Markets plc	3.723%	11/28/28	19,443	19,267
	Burlington Resources LLC	7.200%	8/15/31	5,136	6,309
	Burlington Resources LLC	7.400%	12/1/31	3,542	4,419
	Canadian Natural Resources Ltd.	3.850%	6/1/27	41,275	40,721
	Canadian Natural Resources Ltd.	2.950%	7/15/30	13,441	12,108
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,408	6,324
	Cenovus Energy Inc.	4.400%	4/15/29	21,253	21,162
	Cenovus Energy Inc.	2.650%	1/15/32	6,300	5,436
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	37,426	38,582
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	46,775	44,260
	Chevron Corp.	1.995%	5/11/27	14,241	13,387
	Chevron Corp.	2.236%	5/11/30	36,413	33,011
	Chevron USA Inc.	1.018%	8/12/27	3,298	2,931
	Chevron USA Inc.	3.850%	1/15/28	9,739	9,917
	Chevron USA Inc.	3.250%	10/15/29	21,338	20,747
	Conoco Funding Co.	7.250%	10/15/31	6,348	7,792
	ConocoPhillips	4.300%	8/15/28	15,854	16,116
	ConocoPhillips	2.400%	2/15/31	24,557	22,198
	ConocoPhillips Co.	6.950%	4/15/29	32,219	38,243
	Continental Resources Inc.	4.375%	1/15/28	19,331	19,003
[2]	Coterra Energy Inc.	3.900%	5/15/27	3,690	3,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Coterra Energy Inc.	4.375%	3/15/29	17,174	17,208
	Devon Energy Corp.	5.250%	10/15/27	13,868	14,082
	Devon Energy Corp.	5.875%	6/15/28	10,148	10,553
	Devon Energy Corp.	4.500%	1/15/30	19,813	19,553
	Devon Energy Corp.	7.875%	9/30/31	12,473	15,331
	Devon Energy Corp.	7.950%	4/15/32	2,790	3,439
	Diamondback Energy Inc.	3.500%	12/1/29	31,949	30,329
	Diamondback Energy Inc.	3.125%	3/24/31	26,042	23,707
[2]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	7,035	6,535
	Enbridge Inc.	1.600%	10/4/26	100	91
	Enbridge Inc.	3.700%	7/15/27	19,935	19,585
	Enbridge Inc.	3.125%	11/15/29	26,087	24,225
[1]	Energy Transfer LP	5.500%	6/1/27	24,480	25,449
	Energy Transfer LP	4.000%	10/1/27	18,007	17,540
	Energy Transfer LP	4.950%	5/15/28	17,475	17,587
	Energy Transfer LP	4.950%	6/15/28	27,923	28,380
	Energy Transfer LP	5.250%	4/15/29	43,163	44,411
	Energy Transfer LP	4.150%	9/15/29	15,714	14,938
	Energy Transfer LP	3.750%	5/15/30	37,924	35,483
	Eni USA Inc.	7.300%	11/15/27	2,740	3,116
	Enterprise Products Operating LLC	4.150%	10/16/28	17,579	17,701
	Enterprise Products Operating LLC	3.125%	7/31/29	38,902	36,539
	Enterprise Products Operating LLC	2.800%	1/31/30	23,419	21,419
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	11,946
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	20,170	17,375
	EOG Resources Inc.	4.375%	4/15/30	25,895	26,796
	EQT Corp.	3.900%	10/1/27	24,285	23,398
	EQT Corp.	5.000%	1/15/29	18,105	17,948
	EQT Corp.	7.500%	2/1/30	26,910	29,884
	Exxon Mobil Corp.	2.440%	8/16/29	31,304	28,936
	Exxon Mobil Corp.	3.482%	3/19/30	52,967	52,343
	Exxon Mobil Corp.	2.610%	10/15/30	61,815	57,506
	Halliburton Co.	2.920%	3/1/30	27,630	25,350
[2]	Helmerich & Payne Inc.	2.900%	9/29/31	14,900	13,033
	Hess Corp.	4.300%	4/1/27	3,628	3,629
	Hess Corp.	7.875%	10/1/29	8,218	9,749
	Hess Corp.	7.300%	8/15/31	9,766	11,453
	Hess Corp.	7.125%	3/15/33	3,000	3,444
[2]	HF Sinclair Corp.	4.500%	10/1/30	10,303	9,411
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,686	4,238
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	2,746	3,239
	Kinder Morgan Inc.	4.300%	3/1/28	38,271	38,414
	Kinder Morgan Inc.	2.000%	2/15/31	28,445	23,621
[1]	Kinder Morgan Inc.	7.800%	8/1/31	9,713	11,724
[1]	Kinder Morgan Inc.	7.750%	1/15/32	5,581	6,747
	Magellan Midstream Partners LP	3.250%	6/1/30	8,417	7,733
	Marathon Oil Corp.	4.400%	7/15/27	24,301	24,449
	Marathon Oil Corp.	6.800%	3/15/32	10,534	11,890
	Marathon Petroleum Corp.	3.800%	4/1/28	21,450	20,864
	MPLX LP	4.250%	12/1/27	15,329	15,233
	MPLX LP	4.000%	3/15/28	31,956	31,300
	MPLX LP	4.800%	2/15/29	25,416	25,814
	MPLX LP	2.650%	8/15/30	30,666	26,669
	NOV Inc.	3.600%	12/1/29	11,042	10,302
	ONEOK Inc.	4.000%	7/13/27	13,651	13,453
	ONEOK Inc.	4.550%	7/15/28	22,971	23,009
	ONEOK Inc.	4.350%	3/15/29	28,732	27,994
	ONEOK Inc.	3.400%	9/1/29	25,382	23,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.100%	3/15/30	16,528	14,759
	ONEOK Inc.	6.350%	1/15/31	4,015	4,386
	Ovintiv Inc.	8.125%	9/15/30	3,110	3,680
	Ovintiv Inc.	7.200%	11/1/31	13,599	15,433
	Ovintiv Inc.	7.375%	11/1/31	8,085	9,291
	Phillips 66	3.900%	3/15/28	18,454	18,328
	Phillips 66	2.150%	12/15/30	21,944	18,596
[2]	Phillips 66 Co.	3.750%	3/1/28	14,561	14,242
[2]	Phillips 66 Co.	3.150%	12/15/29	14,542	13,405
	Pioneer Natural Resources Co.	1.900%	8/15/30	31,433	26,410
	Pioneer Natural Resources Co.	2.150%	1/15/31	30,908	26,333
	Plains All American Pipeline LP	3.550%	12/15/29	24,911	23,050
	Plains All American Pipeline LP	3.800%	9/15/30	19,571	18,123
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	49,232	48,732
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	54,270	54,249
	Schlumberger Investment SA	2.650%	6/26/30	26,092	23,768
	Shell International Finance BV	3.875%	11/13/28	36,888	37,356
	Shell International Finance BV	2.375%	11/7/29	41,815	38,022
	Shell International Finance BV	2.750%	4/6/30	45,869	42,480
	Suncor Energy Inc.	7.150%	2/1/32	18,425	21,628
	Targa Resources Corp.	4.200%	2/1/33	14,700	13,984
	Targa Resources Partners LP	6.500%	7/15/27	20,000	20,765
	Targa Resources Partners LP	5.000%	1/15/28	15,020	14,721
	Targa Resources Partners LP	6.875%	1/15/29	17,500	18,392
	Targa Resources Partners LP	5.500%	3/1/30	24,350	24,160
	Targa Resources Partners LP	4.875%	2/1/31	25,970	24,835
	Targa Resources Partners LP	4.000%	1/15/32	30,208	27,558
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	13,907	15,758
	TotalEnergies Capital International SA	3.455%	2/19/29	26,636	26,024
	TotalEnergies Capital International SA	2.829%	1/10/30	30,532	28,564
	TotalEnergies Capital SA	3.883%	10/11/28	27,628	27,910
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,679	24,856
	TransCanada PipeLines Ltd.	4.100%	4/15/30	41,533	41,068
	TransCanada PipeLines Ltd.	2.500%	10/12/31	50,705	43,823
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,630	11,550
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	19,788	18,357
	Valero Energy Corp.	2.150%	9/15/27	15,251	13,834
	Valero Energy Corp.	4.350%	6/1/28	20,139	20,132
	Valero Energy Corp.	4.000%	4/1/29	22,171	21,656
	Valero Energy Corp.	2.800%	12/1/31	17,755	15,519
	Valero Energy Corp.	7.500%	4/15/32	3,163	3,788
	Valero Energy Partners LP	4.500%	3/15/28	15,563	15,685
	Williams Cos. Inc.	3.750%	6/15/27	37,609	36,969
	Williams Cos. Inc.	3.500%	11/15/30	34,083	31,852
	Williams Cos. Inc.	2.600%	3/15/31	43,110	37,382
	Williams Cos. Inc.	8.750%	3/15/32	11,865	15,336
					2,900,717
Financials (29.1%)
	ACE Capital Trust II	9.700%	4/1/30	2,495	3,303
[1]	Aegon NV	5.500%	4/11/48	17,590	17,574
	AerCap Ireland Capital DAC	3.650%	7/21/27	31,784	29,850
	AerCap Ireland Capital DAC	4.625%	10/15/27	20,675	20,028
	AerCap Ireland Capital DAC	3.875%	1/23/28	19,514	18,149
	AerCap Ireland Capital DAC	3.000%	10/29/28	100,110	87,730
	AerCap Ireland Capital DAC	3.300%	1/30/32	100,050	84,529
	Affiliated Managers Group Inc.	3.300%	6/15/30	13,758	12,720
	Aflac Inc.	3.600%	4/1/30	44,835	43,907
[1]	Air Lease Corp.	3.750%	6/1/26	2,702	2,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.625%	12/1/27	10,550	9,894
	Air Lease Corp.	2.100%	9/1/28	17,375	14,808
	Air Lease Corp.	4.625%	10/1/28	10,444	10,116
	Air Lease Corp.	3.250%	10/1/29	12,782	11,209
[1]	Air Lease Corp.	3.000%	2/1/30	17,725	15,147
	Air Lease Corp.	3.125%	12/1/30	16,230	13,908
	Air Lease Corp.	2.875%	1/15/32	18,735	15,515
	Alleghany Corp.	3.625%	5/15/30	12,999	12,520
	Allstate Corp.	1.450%	12/15/30	11,290	9,204
	Ally Financial Inc.	2.200%	11/2/28	17,693	15,251
[1]	Ally Financial Inc.	8.000%	11/1/31	68,885	81,191
	Ally Financial Inc.	8.000%	11/1/31	4,943	5,760
	American Equity Investment Life Holding Co.	5.000%	6/15/27	12,311	12,494
	American Express Co.	4.989%	5/26/33	10,866	11,285
	American Financial Group Inc.	5.250%	4/2/30	7,467	7,639
	American International Group Inc.	4.200%	4/1/28	10,705	10,789
	American International Group Inc.	4.250%	3/15/29	4,961	4,939
	American International Group Inc.	3.400%	6/30/30	26,477	25,066
[1]	American International Group Inc.	5.750%	4/1/48	14,950	14,135
	Ameriprise Financial Inc.	4.500%	5/13/32	12,700	12,891
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	8,215	7,253
	Aon Corp.	4.500%	12/15/28	16,713	16,943
	Aon Corp.	3.750%	5/2/29	14,057	13,714
	Aon Corp.	2.800%	5/15/30	33,015	29,759
	Aon Corp.	2.050%	8/23/31	5,644	4,663
	Aon Corp.	2.600%	12/2/31	12,050	10,419
	Ares Capital Corp.	2.875%	6/15/27	11,695	10,359
	Ares Capital Corp.	2.875%	6/15/28	26,413	22,491
	Ares Capital Corp.	3.200%	11/15/31	21,015	16,496
	Arthur J Gallagher & Co.	2.400%	11/9/31	10,185	8,568
	Assurant Inc.	4.900%	3/27/28	10,389	10,549
	Assurant Inc.	3.700%	2/22/30	11,094	10,126
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	7,938	7,100
	Athene Holding Ltd.	4.125%	1/12/28	30,959	29,841
	Athene Holding Ltd.	6.150%	4/3/30	16,248	17,267
	Athene Holding Ltd.	3.500%	1/15/31	25,397	22,668
	AXA SA	8.600%	12/15/30	31,296	38,225
	AXIS Specialty Finance LLC	3.900%	7/15/29	14,985	14,563
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	5,326	4,783
	AXIS Specialty Finance plc	4.000%	12/6/27	8,159	8,100
	Banco Santander SA	3.800%	2/23/28	19,054	18,246
	Banco Santander SA	4.379%	4/12/28	28,933	28,401
	Banco Santander SA	3.306%	6/27/29	19,459	18,067
	Banco Santander SA	3.490%	5/28/30	29,229	26,798
	Banco Santander SA	2.749%	12/3/30	51,065	42,167
	Banco Santander SA	2.958%	3/25/31	10,616	9,233
	Banco Santander SA	3.225%	11/22/32	19,060	15,806
[1]	Bank of America Corp.	3.248%	10/21/27	56,905	55,156
[1]	Bank of America Corp.	3.593%	7/21/28	61,969	60,236
[1]	Bank of America Corp.	3.419%	12/20/28	150,789	144,329
[1]	Bank of America Corp.	3.970%	3/5/29	64,565	63,324
[1]	Bank of America Corp.	2.087%	6/14/29	98,080	86,686
[1]	Bank of America Corp.	4.271%	7/23/29	76,590	76,208
[1]	Bank of America Corp.	3.974%	2/7/30	73,982	72,200
[1]	Bank of America Corp.	3.194%	7/23/30	73,585	68,193
[1]	Bank of America Corp.	2.884%	10/22/30	37,492	33,907
[1]	Bank of America Corp.	2.496%	2/13/31	84,353	74,027
[1]	Bank of America Corp.	2.592%	4/29/31	87,775	77,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	1.898%	7/23/31	85,806	71,417
[1]	Bank of America Corp.	1.922%	10/24/31	60,460	50,013
[1]	Bank of America Corp.	2.651%	3/11/32	52,210	45,529
	Bank of America Corp.	2.687%	4/22/32	136,133	118,976
	Bank of America Corp.	2.299%	7/21/32	109,550	91,964
	Bank of America Corp.	2.572%	10/20/32	71,859	61,738
	Bank of America Corp.	2.972%	2/4/33	91,898	81,572
	Bank of America Corp.	4.571%	4/27/33	99,460	100,656
	Bank of America Corp.	2.482%	9/21/36	53,900	43,817
	Bank of America Corp.	3.846%	3/8/37	65,893	59,612
[1]	Bank of Montreal	3.803%	12/15/32	20,922	19,985
	Bank of Montreal	3.088%	1/10/37	35,085	29,685
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	26,896	26,496
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	1	1
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	11,450	11,518
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	9,145	8,103
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	5,779	5,411
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	14,868	14,070
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,815	3,181
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	20,965	17,463
	Bank of New York Mellon Corp.	2.500%	1/26/32	11,775	10,372
	Bank of Nova Scotia	2.150%	8/1/31	19,130	16,088
	Bank of Nova Scotia	2.450%	2/2/32	14,583	12,437
	Bank of Nova Scotia	4.588%	5/4/37	31,784	30,074
	BankUnited Inc.	5.125%	6/11/30	5,791	5,725
	Barclays plc	4.375%	1/12/26	104	104
	Barclays plc	4.337%	1/10/28	38,278	37,869
	Barclays plc	4.836%	5/9/28	56,079	55,398
[1]	Barclays plc	4.972%	5/16/29	48,960	49,475
[1]	Barclays plc	5.088%	6/20/30	26,530	26,113
	Barclays plc	2.645%	6/24/31	21,858	18,649
	Barclays plc	2.667%	3/10/32	15,061	12,710
	Barclays plc	2.894%	11/24/32	37,235	31,444
	Barclays plc	3.564%	9/23/35	27,890	24,318
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	14,727	12,936
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	18,342	15,298
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	5,155	4,766
	BlackRock Inc.	3.250%	4/30/29	19,913	19,345
	BlackRock Inc.	2.400%	4/30/30	25,682	23,166
	BlackRock Inc.	1.900%	1/28/31	33,360	28,485
	BlackRock Inc.	2.100%	2/25/32	14,791	12,648
[2]	Blackstone Private Credit Fund	4.000%	1/15/29	16,955	15,054
	Blackstone Secured Lending Fund	3.625%	1/15/26	191	182
[2]	Blackstone Secured Lending Fund	2.850%	9/30/28	16,495	13,783
[2]	BPCE SA	3.250%	1/11/28	1,745	1,655
	Brighthouse Financial Inc.	5.625%	5/15/30	22,801	23,587
	Brookfield Finance I UK plc	2.340%	1/30/32	3,810	3,164
	Brookfield Finance Inc.	4.250%	6/2/26	268	270
	Brookfield Finance Inc.	3.900%	1/25/28	19,709	19,381
	Brookfield Finance Inc.	4.850%	3/29/29	26,778	27,425
	Brookfield Finance Inc.	4.350%	4/15/30	26,441	26,027
	Brookfield Finance Inc.	2.724%	4/15/31	13,297	11,593
	Brown & Brown Inc.	4.500%	3/15/29	8,984	8,940
	Brown & Brown Inc.	2.375%	3/15/31	12,217	10,145
	Brown & Brown Inc.	4.200%	3/17/32	20,375	19,284
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	33,563	31,301
	Capital One Financial Corp.	3.800%	1/31/28	43,629	42,334
	Capital One Financial Corp.	3.273%	3/1/30	11,310	10,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.359%	7/29/32	16,525	13,106
	Capital One Financial Corp.	2.618%	11/2/32	12,005	9,989
	Capital One Financial Corp.	5.268%	5/10/33	24,093	24,723
	Cboe Global Markets Inc.	1.625%	12/15/30	9,595	7,997
	Charles Schwab Corp.	3.200%	1/25/28	24,786	24,175
	Charles Schwab Corp.	2.000%	3/20/28	33,200	30,311
	Charles Schwab Corp.	4.000%	2/1/29	18,076	18,172
	Charles Schwab Corp.	3.250%	5/22/29	21,793	20,817
	Charles Schwab Corp.	2.750%	10/1/29	14,205	13,060
	Charles Schwab Corp.	4.625%	3/22/30	3,297	3,418
	Charles Schwab Corp.	1.650%	3/11/31	6,116	5,035
	Charles Schwab Corp.	2.300%	5/13/31	39,813	34,594
	Charles Schwab Corp.	1.950%	12/1/31	17,846	14,883
	Charles Schwab Corp.	2.900%	3/3/32	14,935	13,557
	Chubb INA Holdings Inc.	1.375%	9/15/30	36,340	29,930
	CI Financial Corp.	3.200%	12/17/30	22,035	18,258
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	8,991	10,401
	Citigroup Inc.	4.450%	9/29/27	103,280	103,506
	Citigroup Inc.	6.625%	1/15/28	5,519	6,197
[1]	Citigroup Inc.	3.668%	7/24/28	76,405	74,437
	Citigroup Inc.	4.125%	7/25/28	63,780	62,791
[1]	Citigroup Inc.	3.520%	10/27/28	57,130	55,035
[1]	Citigroup Inc.	4.075%	4/23/29	37,400	36,806
[1]	Citigroup Inc.	3.980%	3/20/30	49,764	48,174
[1]	Citigroup Inc.	2.976%	11/5/30	52,205	47,181
[1]	Citigroup Inc.	2.666%	1/29/31	69,821	61,518
[1]	Citigroup Inc.	4.412%	3/31/31	109,803	108,683
[1]	Citigroup Inc.	2.572%	6/3/31	109,753	95,381
	Citigroup Inc.	2.561%	5/1/32	56,260	48,239
	Citigroup Inc.	2.520%	11/3/32	33,005	27,889
	Citigroup Inc.	3.057%	1/25/33	63,313	56,157
	Citigroup Inc.	3.785%	3/17/33	77,370	72,757
	Citigroup Inc.	4.910%	5/24/33	82,545	84,772
	Citizens Financial Group Inc.	2.500%	2/6/30	14,066	12,225
	Citizens Financial Group Inc.	3.250%	4/30/30	21,044	19,322
	Citizens Financial Group Inc.	5.641%	5/21/37	8,000	8,192
	CME Group Inc.	3.750%	6/15/28	9,295	9,349
	CME Group Inc.	2.650%	3/15/32	19,975	18,234
	CNA Financial Corp.	3.450%	8/15/27	17,262	16,784
	CNA Financial Corp.	3.900%	5/1/29	14,933	14,435
	CNA Financial Corp.	2.050%	8/15/30	3,627	3,015
	CNO Financial Group Inc.	5.250%	5/30/29	13,061	13,206
	Comerica Inc.	4.000%	2/1/29	13,529	13,409
[2]	Corebridge Financial Inc.	3.850%	4/5/29	24,485	23,533
[2]	Corebridge Financial Inc.	3.900%	4/5/32	41,101	39,175
[1]	Deutsche Bank AG	3.547%	9/18/31	38,048	33,471
	Deutsche Bank AG	3.035%	5/28/32	38,878	32,433
[1]	Discover Bank	3.450%	7/27/26	1,289	1,253
[1]	Discover Bank	4.650%	9/13/28	36,132	36,094
[1]	Discover Bank	2.700%	2/6/30	14,788	12,901
	Enstar Group Ltd.	4.950%	6/1/29	24,605	24,755
	Enstar Group Ltd.	3.100%	9/1/31	10,916	9,161
	Equitable Holdings Inc.	7.000%	4/1/28	7,018	7,930
	Equitable Holdings Inc.	4.350%	4/20/28	40,269	40,334
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,591	11,697
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	17,022	16,784
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	16,120	14,440
	Fidelity National Financial Inc.	4.500%	8/15/28	14,692	14,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Financial Inc.	3.400%	6/15/30	15,269	13,748
	Fidelity National Financial Inc.	2.450%	3/15/31	12,806	10,548
	Fifth Third Bancorp	2.550%	5/5/27	7,406	6,956
	Fifth Third Bancorp	1.707%	11/1/27	1,893	1,706
	Fifth Third Bancorp	3.950%	3/14/28	12,756	12,675
	Fifth Third Bancorp	4.337%	4/25/33	6,690	6,659
	First American Financial Corp.	4.000%	5/15/30	10,367	9,663
	First American Financial Corp.	2.400%	8/15/31	17,603	14,217
[1]	First Horizon Bank	5.750%	5/1/30	11,420	12,257
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	9,920	10,609
	Franklin Resources Inc.	1.600%	10/30/30	19,429	15,685
	FS KKR Capital Corp.	3.250%	7/15/27	7,062	6,358
	FS KKR Capital Corp.	3.125%	10/12/28	15,483	13,260
	GATX Corp.	3.500%	3/15/28	6,523	6,286
	GATX Corp.	4.550%	11/7/28	9,706	9,760
	GATX Corp.	4.700%	4/1/29	6,016	6,117
	GATX Corp.	4.000%	6/30/30	16,761	16,130
	GATX Corp.	1.900%	6/1/31	8,438	6,751
	GE Capital Funding LLC	4.550%	5/15/32	3,905	3,932
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	25,000	24,714
	Global Payments Inc.	4.450%	6/1/28	11,948	11,866
	Global Payments Inc.	3.200%	8/15/29	35,704	32,350
	Global Payments Inc.	2.900%	5/15/30	29,666	26,034
	Global Payments Inc.	2.900%	11/15/31	16,095	13,741
	Globe Life Inc.	4.550%	9/15/28	15,681	15,927
	Globe Life Inc.	2.150%	8/15/30	3,875	3,228
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	53,354	52,207
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	61,846	60,349
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	93,262	92,658
	Goldman Sachs Group Inc.	2.600%	2/7/30	42,360	37,368
	Goldman Sachs Group Inc.	3.800%	3/15/30	90,010	86,496
	Goldman Sachs Group Inc.	1.992%	1/27/32	54,663	45,084
	Goldman Sachs Group Inc.	2.615%	4/22/32	118,925	102,632
	Goldman Sachs Group Inc.	2.383%	7/21/32	91,330	76,764
	Goldman Sachs Group Inc.	2.650%	10/21/32	65,815	56,564
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,510	92,773
	Hanover Insurance Group Inc.	4.500%	4/15/26	148	151
	Hanover Insurance Group Inc.	2.500%	9/1/30	6,345	5,501
	Hartford Financial Services Group Inc.	2.800%	8/19/29	16,010	14,603
[1]	HSBC Holdings plc	2.013%	9/22/28	44,640	39,186
[1]	HSBC Holdings plc	4.583%	6/19/29	89,982	89,094
	HSBC Holdings plc	2.206%	8/17/29	75,705	65,604
	HSBC Holdings plc	4.950%	3/31/30	64,726	65,810
[1]	HSBC Holdings plc	3.973%	5/22/30	74,239	70,588
[1]	HSBC Holdings plc	2.848%	6/4/31	33,773	29,437
[1]	HSBC Holdings plc	2.357%	8/18/31	29,002	24,269
[1]	HSBC Holdings plc	7.625%	5/17/32	796	942
	HSBC Holdings plc	2.804%	5/24/32	100,115	85,167
	HSBC Holdings plc	2.871%	11/22/32	38,750	33,031
	HSBC Holdings plc	4.762%	3/29/33	40,250	38,442
	Huntington Bancshares Inc.	2.550%	2/4/30	22,459	19,783
	Huntington Bancshares Inc.	5.023%	5/17/33	11,100	11,394
	Huntington Bancshares Inc.	2.487%	8/15/36	9,041	7,332
	ING Groep NV	4.550%	10/2/28	26,475	26,485
	ING Groep NV	4.050%	4/9/29	18,149	17,534
	ING Groep NV	2.727%	4/1/32	12,400	10,632
	ING Groep NV	4.252%	3/28/33	27,360	26,263
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,216	6,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	4.000%	9/15/27	37,600	37,857
	Intercontinental Exchange Inc.	3.750%	9/21/28	15,022	14,917
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,000	30,352
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,801	18,014
[2]	Jackson Financial Inc.	3.125%	11/23/31	13,270	11,205
	Jefferies Group LLC	6.450%	6/8/27	6,360	6,894
	Jefferies Group LLC	4.150%	1/23/30	28,472	26,907
	Jefferies Group LLC	2.625%	10/15/31	20,128	16,537
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	74
	JPMorgan Chase & Co.	4.250%	10/1/27	43,250	43,775
	JPMorgan Chase & Co.	3.625%	12/1/27	33,894	33,120
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	41,697	38,102
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	62,043	59,814
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	57,125	56,244
	JPMorgan Chase & Co.	2.069%	6/1/29	48,805	43,268
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	58,416	58,175
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	81,478	82,045
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	76,104	73,304
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	1,043	1,321
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	95,120	85,983
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	68,804	69,706
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	63,917	56,453
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	78,209	69,928
	JPMorgan Chase & Co.	1.764%	11/19/31	33,912	27,939
	JPMorgan Chase & Co.	1.953%	2/4/32	80,042	66,678
	JPMorgan Chase & Co.	2.580%	4/22/32	111,307	96,910
	JPMorgan Chase & Co.	2.545%	11/8/32	75,910	65,647
	JPMorgan Chase & Co.	2.963%	1/25/33	88,820	79,358
	JPMorgan Chase & Co.	4.586%	4/26/33	53,740	55,096
	Kemper Corp.	2.400%	9/30/30	10,547	8,748
	Kemper Corp.	3.800%	2/23/32	7,700	6,988
[1]	KeyBank NA	6.950%	2/1/28	7,043	7,910
[1]	KeyBank NA	3.900%	4/13/29	4,060	3,922
[1]	KeyCorp	2.250%	4/6/27	9,672	8,907
[1]	KeyCorp	4.100%	4/30/28	15,836	15,736
[1]	KeyCorp	2.550%	10/1/29	21,898	19,510
	Lazard Group LLC	4.500%	9/19/28	9,989	9,861
	Lazard Group LLC	4.375%	3/11/29	7,371	7,200
	Legg Mason Inc.	4.750%	3/15/26	510	529
	Lincoln National Corp.	3.800%	3/1/28	14,985	14,795
	Lincoln National Corp.	3.050%	1/15/30	11,045	10,080
	Lincoln National Corp.	3.400%	1/15/31	13,692	12,761
	Lloyds Banking Group plc	4.375%	3/22/28	48,686	48,594
	Lloyds Banking Group plc	4.550%	8/16/28	26,444	26,601
[1]	Lloyds Banking Group plc	3.574%	11/7/28	39,414	37,845
	Loews Corp.	3.200%	5/15/30	14,106	13,185
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	19,768	19,164
	Manulife Financial Corp.	3.703%	3/16/32	14,190	13,631
	Markel Corp.	3.500%	11/1/27	8,920	8,731
	Markel Corp.	3.350%	9/17/29	9,395	8,848
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	41,415	42,127
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	17,816	15,503
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	12,778	11,080
	Mastercard Inc.	3.500%	2/26/28	17,768	17,802
	Mastercard Inc.	2.950%	6/1/29	29,476	28,325
	Mastercard Inc.	3.350%	3/26/30	37,128	36,291
	Mastercard Inc.	1.900%	3/15/31	8,558	7,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.000%	11/18/31	20,966	18,183
	MetLife Inc.	4.550%	3/23/30	30,648	31,889
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,187	24,241
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	32,801	32,328
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	14,700	14,518
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	40,005	38,552
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	58,509	54,207
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,497	28,513
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	44,978	37,727
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	58,319	48,993
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,735	7,430
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,700	9,339
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,313	16,060
	Mizuho Financial Group Inc.	3.170%	9/11/27	21,703	20,608
	Mizuho Financial Group Inc.	4.018%	3/5/28	28,380	28,026
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,168	16,889
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	25,422	23,216
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	23,035	20,586
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	16,289	14,043
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	32,813	27,414
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	28,184	23,010
	Mizuho Financial Group Inc.	2.564%	9/13/31	31,726	26,151
	Mizuho Financial Group Inc.	2.172%	5/22/32	7,571	6,184
	Mizuho Financial Group Inc.	2.260%	7/9/32	3,513	2,887
	Morgan Stanley	1.593%	5/4/27	311	284
[1]	Morgan Stanley	3.591%	7/22/28	80,810	78,616
[1]	Morgan Stanley	3.772%	1/24/29	74,182	72,453
[1]	Morgan Stanley	4.431%	1/23/30	73,480	74,130
[1]	Morgan Stanley	2.699%	1/22/31	100,292	89,996
[1]	Morgan Stanley	3.622%	4/1/31	87,750	83,496
[1]	Morgan Stanley	1.794%	2/13/32	73,641	60,414
	Morgan Stanley	7.250%	4/1/32	4,145	5,078
[1]	Morgan Stanley	1.928%	4/28/32	48,425	39,929
[1]	Morgan Stanley	2.239%	7/21/32	85,969	72,643
[1]	Morgan Stanley	2.511%	10/20/32	67,975	58,475
	Morgan Stanley	2.943%	1/21/33	89,920	80,227
	Morgan Stanley	2.484%	9/16/36	75,837	61,156
	Morgan Stanley	5.297%	4/20/37	53,010	53,654
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	10,330	10,189
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	10,797	10,954
	Nasdaq Inc.	1.650%	1/15/31	16,790	13,548
[1]	National Australia Bank Ltd.	2.500%	7/12/26	373	357
[1]	NatWest Group plc	4.892%	5/18/29	44,305	44,402
[1]	NatWest Group plc	5.076%	1/27/30	45,805	46,460
[1]	NatWest Group plc	4.445%	5/8/30	30,269	29,657
[1]	NatWest Group plc	3.032%	11/28/35	20,116	16,851
	Nomura Holdings Inc.	2.172%	7/14/28	28,665	25,041
	Nomura Holdings Inc.	2.710%	1/22/29	13,015	11,596
	Nomura Holdings Inc.	3.103%	1/16/30	51,293	45,668
	Nomura Holdings Inc.	2.679%	7/16/30	11,742	10,042
	Nomura Holdings Inc.	2.608%	7/14/31	31,296	26,088
	Nomura Holdings Inc.	2.999%	1/22/32	36,190	30,960
	Northern Trust Corp.	3.650%	8/3/28	12,180	12,183
	Northern Trust Corp.	3.150%	5/3/29	13,150	12,590
	Northern Trust Corp.	1.950%	5/1/30	20,489	17,899
	ORIX Corp.	3.700%	7/18/27	12,039	11,905
	ORIX Corp.	2.250%	3/9/31	11,949	10,297
	ORIX Corp.	4.000%	4/13/32	13,647	13,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owl Rock Capital Corp.	2.875%	6/11/28	23,402	19,843
	PartnerRe Finance B LLC	3.700%	7/2/29	10,875	10,536
	PartnerRe Finance B LLC	4.500%	10/1/50	13,044	11,640
	PayPal Holdings Inc.	2.850%	10/1/29	39,019	36,247
	PayPal Holdings Inc.	2.300%	6/1/30	22,250	19,636
[1]	PNC Bank NA	3.100%	10/25/27	16,876	16,387
[1]	PNC Bank NA	3.250%	1/22/28	18,243	17,736
[1]	PNC Bank NA	4.050%	7/26/28	36,910	36,695
[1]	PNC Bank NA	2.700%	10/22/29	18,930	17,000
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,381	4,234
	PNC Financial Services Group Inc.	3.150%	5/19/27	8,360	8,168
	PNC Financial Services Group Inc.	3.450%	4/23/29	38,158	36,814
	PNC Financial Services Group Inc.	2.550%	1/22/30	40,478	36,328
	PNC Financial Services Group Inc.	2.307%	4/23/32	28,205	24,296
	Primerica Inc.	2.800%	11/19/31	15,025	13,157
	Principal Financial Group Inc.	3.100%	11/15/26	10,228	9,932
	Principal Financial Group Inc.	3.700%	5/15/29	12,553	12,155
	Principal Financial Group Inc.	2.125%	6/15/30	5,414	4,596
	Progressive Corp.	4.000%	3/1/29	12,937	13,065
	Progressive Corp.	6.625%	3/1/29	2,892	3,345
	Progressive Corp.	3.200%	3/26/30	21,488	20,413
	Progressive Corp.	3.000%	3/15/32	6,400	5,918
	Prospect Capital Corp.	3.437%	10/15/28	8,220	6,755
[1]	Prudential Financial Inc.	3.878%	3/27/28	10,977	11,045
[1]	Prudential Financial Inc.	2.100%	3/10/30	10,695	9,448
[1]	Prudential Financial Inc.	4.500%	9/15/47	14,917	13,756
[1]	Prudential Financial Inc.	5.700%	9/15/48	18,967	18,835
[1]	Prudential Financial Inc.	3.700%	10/1/50	24,489	21,188
	Prudential Financial Inc.	5.125%	3/1/52	29,993	28,775
	Prudential plc	3.125%	4/14/30	23,328	21,667
	Prudential plc	3.625%	3/24/32	6,455	6,066
	Raymond James Financial Inc.	4.650%	4/1/30	26,747	27,152
	Regions Financial Corp.	1.800%	8/12/28	16,210	14,189
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,780	14,313
	Reinsurance Group of America Inc.	3.150%	6/15/30	15,205	13,955
	RenaissanceRe Finance Inc.	3.450%	7/1/27	9,348	9,136
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	8,440	8,072
	Royal Bank of Canada	3.625%	5/4/27	5,486	5,425
[1]	Royal Bank of Canada	2.300%	11/3/31	39,126	33,500
	Royal Bank of Canada	3.875%	5/4/32	4,135	4,013
	Santander Holdings USA Inc.	4.400%	7/13/27	15,911	15,783
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	22,049	21,052
	Santander UK Group Holdings plc	2.896%	3/15/32	18,805	16,104
[1]	State Street Corp.	4.141%	12/3/29	21,314	21,419
	State Street Corp.	2.400%	1/24/30	25,608	22,935
	State Street Corp.	2.200%	3/3/31	28,823	24,419
	State Street Corp.	3.152%	3/30/31	14,588	13,603
	State Street Corp.	4.421%	5/13/33	5,775	5,896
[1]	State Street Corp.	3.031%	11/1/34	5,855	5,334
	Stewart Information Services Corp.	3.600%	11/15/31	11,600	9,920
	Stifel Financial Corp.	4.000%	5/15/30	9,656	9,229
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	14,956	14,504
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	20,178	19,502
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	20,775	20,032
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	22,555	22,090
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	56,030	48,525
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	12,117	12,093
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	74,637	68,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	12,005	10,930
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	16,665	14,880
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	37,320	33,261
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	47,480	40,048
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	27,906	22,977
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	16,340	13,114
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	15,335	12,767
	SVB Financial Group	2.100%	5/15/28	5,415	4,778
	SVB Financial Group	3.125%	6/5/30	13,395	11,875
	SVB Financial Group	1.800%	2/2/31	15,884	12,687
	SVB Financial Group	4.570%	4/29/33	13,000	12,813
	Synchrony Financial	3.950%	12/1/27	29,847	28,504
	Synchrony Financial	5.150%	3/19/29	7,961	7,895
	Synchrony Financial	2.875%	10/28/31	13,076	10,637
[1]	Toronto-Dominion Bank	2.000%	9/10/31	31,015	25,868
[1]	Toronto-Dominion Bank	2.450%	1/12/32	17,654	15,198
[1]	Toronto-Dominion Bank	3.200%	3/10/32	43,545	39,989
[1]	Truist Bank	2.250%	3/11/30	34,438	29,790
[1]	Truist Financial Corp.	1.125%	8/3/27	23,987	21,064
[1]	Truist Financial Corp.	3.875%	3/19/29	23,697	23,190
[1]	Truist Financial Corp.	1.887%	6/7/29	25,815	22,881
[1]	Truist Financial Corp.	1.950%	6/5/30	7,556	6,484
	Unum Group	4.000%	6/15/29	10,114	9,789
[1]	US Bancorp	3.900%	4/26/28	18,696	18,842
[1]	US Bancorp	3.000%	7/30/29	27,954	26,090
[1]	US Bancorp	1.375%	7/22/30	27,959	22,943
[1]	US Bancorp	2.677%	1/27/33	19,060	16,946
	US Bancorp	2.491%	11/3/36	33,315	28,001
	Visa Inc.	0.750%	8/15/27	16,569	14,707
	Visa Inc.	2.750%	9/15/27	18,991	18,576
	Visa Inc.	2.050%	4/15/30	35,123	31,556
	Visa Inc.	1.100%	2/15/31	19,694	16,171
[1]	Voya Financial Inc.	4.700%	1/23/48	9,126	7,879
	Webster Financial Corp.	4.100%	3/25/29	5,776	5,605
[1]	Wells Fargo & Co.	3.196%	6/17/27	384	372
[1]	Wells Fargo & Co.	4.300%	7/22/27	72,621	73,401
[1]	Wells Fargo & Co.	2.393%	6/2/28	64,434	59,498
[1]	Wells Fargo & Co.	4.150%	1/24/29	55,548	55,286
[1]	Wells Fargo & Co.	7.950%	11/15/29	500	608
[1]	Wells Fargo & Co.	2.879%	10/30/30	96,123	87,575
[1]	Wells Fargo & Co.	2.572%	2/11/31	81,894	72,846
[1]	Wells Fargo & Co.	4.478%	4/4/31	64,586	65,442
[1]	Wells Fargo & Co.	3.350%	3/2/33	98,683	91,073
	Western Union Co.	2.750%	3/15/31	6,858	5,797
	Westpac Banking Corp.	1.150%	6/3/26	393	357
	Westpac Banking Corp.	4.043%	8/26/27	7,298	7,385
	Westpac Banking Corp.	3.400%	1/25/28	12,075	11,813
	Westpac Banking Corp.	1.953%	11/20/28	41,585	36,943
	Westpac Banking Corp.	2.650%	1/16/30	17,307	15,725
	Westpac Banking Corp.	2.150%	6/3/31	30,330	26,149
	Westpac Banking Corp.	4.110%	7/24/34	38,135	35,746
	Westpac Banking Corp.	2.668%	11/15/35	30,074	24,687
	Westpac Banking Corp.	3.020%	11/18/36	32,100	26,541
	Willis North America Inc.	4.650%	6/15/27	19,000	19,136
	Willis North America Inc.	4.500%	9/15/28	17,891	17,826
	Willis North America Inc.	2.950%	9/15/29	16,806	15,103
	Wintrust Financial Corp.	4.850%	6/6/29	3,918	3,840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zions Bancorp NA	3.250%	10/29/29	12,663	11,431
					12,921,042
Health Care (8.6%)
[3]	Abbott Laboratories	1.150%	1/30/28	25,610	22,714
	Abbott Laboratories	1.400%	6/30/30	8,516	7,283
	AbbVie Inc.	4.250%	11/14/28	57,671	58,631
	AbbVie Inc.	3.200%	11/21/29	146,142	137,654
	Adventist Health System	2.952%	3/1/29	7,454	6,876
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,324	6,328
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	9,108	7,918
	Agilent Technologies Inc.	2.750%	9/15/29	4,518	4,060
	Agilent Technologies Inc.	2.100%	6/4/30	13,498	11,382
	Agilent Technologies Inc.	2.300%	3/12/31	25,345	21,397
	AmerisourceBergen Corp.	3.450%	12/15/27	29,009	28,589
	AmerisourceBergen Corp.	2.800%	5/15/30	8,766	7,908
	AmerisourceBergen Corp.	2.700%	3/15/31	33,056	29,369
	Amgen Inc.	3.200%	11/2/27	23,750	23,171
	Amgen Inc.	1.650%	8/15/28	32,940	29,009
	Amgen Inc.	3.000%	2/22/29	9,745	9,242
	Amgen Inc.	2.450%	2/21/30	34,408	30,844
	Amgen Inc.	2.300%	2/25/31	32,768	28,809
	Amgen Inc.	2.000%	1/15/32	27,319	22,959
	Amgen Inc.	3.350%	2/22/32	32,864	31,028
	Anthem Inc.	3.650%	12/1/27	43,702	43,486
	Anthem Inc.	4.101%	3/1/28	30,384	30,776
	Anthem Inc.	2.875%	9/15/29	30,909	28,672
	Anthem Inc.	2.250%	5/15/30	29,541	25,919
	Anthem Inc.	2.550%	3/15/31	27,900	24,808
	Anthem Inc.	4.100%	5/15/32	2,745	2,757
[1]	Ascension Health	2.532%	11/15/29	21,345	19,509
	AstraZeneca Finance LLC	1.750%	5/28/28	31,475	28,466
	AstraZeneca Finance LLC	2.250%	5/28/31	20,184	17,951
	AstraZeneca plc	3.125%	6/12/27	22,856	22,468
	AstraZeneca plc	4.000%	1/17/29	28,281	28,729
	AstraZeneca plc	1.375%	8/6/30	45,705	38,252
	Banner Health	2.338%	1/1/30	7,465	6,584
	Banner Health	1.897%	1/1/31	7,365	6,144
[2]	Baxter International Inc.	2.272%	12/1/28	36,120	32,346
	Baxter International Inc.	3.950%	4/1/30	14,758	14,485
	Baxter International Inc.	1.730%	4/1/31	11,780	9,592
[2]	Baxter International Inc.	2.539%	2/1/32	56,983	49,175
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	6,190	5,204
	Becton Dickinson & Co.	3.700%	6/6/27	46,971	46,734
	Becton Dickinson & Co.	2.823%	5/20/30	12,576	11,333
	Becton Dickinson & Co.	1.957%	2/11/31	31,567	26,210
	Biogen Inc.	2.250%	5/1/30	31,646	26,752
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	21,255	19,512
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	10,827	10,262
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,710	1,427
	Boston Scientific Corp.	4.000%	3/1/28	25	25
	Boston Scientific Corp.	2.650%	6/1/30	34,117	30,561
	Bristol-Myers Squibb Co.	1.125%	11/13/27	8,635	7,757
	Bristol-Myers Squibb Co.	3.450%	11/15/27	37,675	37,670
	Bristol-Myers Squibb Co.	3.900%	2/20/28	49,502	50,348
	Bristol-Myers Squibb Co.	3.400%	7/26/29	48,549	47,945
	Bristol-Myers Squibb Co.	1.450%	11/13/30	30,041	25,189
	Bristol-Myers Squibb Co.	2.950%	3/15/32	59,601	56,174
	Cardinal Health Inc.	3.410%	6/15/27	23,080	22,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cedars-Sinai Health System	2.288%	8/15/31	7,370	6,430
[1]	CHRISTUS Health	4.341%	7/1/28	7,568	7,593
[1]	Cigna Corp.	3.050%	10/15/27	12,497	12,024
	Cigna Corp.	4.375%	10/15/28	88,584	89,903
	Cigna Corp.	2.400%	3/15/30	47,290	41,806
	Cigna Corp.	2.375%	3/15/31	41,026	35,864
	CommonSpirit Health	3.347%	10/1/29	22,532	20,942
	CommonSpirit Health	2.782%	10/1/30	7,356	6,474
	CVS Health Corp.	6.250%	6/1/27	6,996	7,684
	CVS Health Corp.	1.300%	8/21/27	55,989	49,642
	CVS Health Corp.	4.300%	3/25/28	76,701	77,661
	CVS Health Corp.	3.250%	8/15/29	63,890	60,201
	CVS Health Corp.	3.750%	4/1/30	31,924	30,809
	CVS Health Corp.	1.750%	8/21/30	45,351	37,730
	CVS Health Corp.	1.875%	2/28/31	57,804	48,056
	CVS Health Corp.	2.125%	9/15/31	10,305	8,674
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	19,592	17,123
	DH Europe Finance II Sarl	2.600%	11/15/29	17,956	16,471
	Edwards Lifesciences Corp.	4.300%	6/15/28	12,268	12,444
	Eli Lilly & Co.	3.375%	3/15/29	11,186	11,094
	Gilead Sciences Inc.	1.200%	10/1/27	23,205	20,424
	Gilead Sciences Inc.	1.650%	10/1/30	6,471	5,484
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,104	53,173
	GlaxoSmithKline Capital plc	3.375%	6/1/29	18,086	17,795
	HCA Inc.	5.625%	9/1/28	35,000	36,733
	HCA Inc.	5.875%	2/1/29	25,000	26,423
[2]	HCA Inc.	3.375%	3/15/29	11,620	10,776
	HCA Inc.	4.125%	6/15/29	47,000	45,712
	HCA Inc.	3.500%	9/1/30	63,500	57,922
	HCA Inc.	2.375%	7/15/31	25,235	21,129
[2]	HCA Inc.	3.625%	3/15/32	52,190	47,559
	Humana Inc.	1.350%	2/3/27	4,264	3,801
	Humana Inc.	3.700%	3/23/29	7,477	7,311
	Humana Inc.	3.125%	8/15/29	12,900	12,042
	Humana Inc.	4.875%	4/1/30	12,750	13,262
	Humana Inc.	2.150%	2/3/32	7,222	6,033
	Illumina Inc.	2.550%	3/23/31	12,705	10,759
	Johnson & Johnson	2.950%	3/3/27	26,714	26,632
	Johnson & Johnson	0.950%	9/1/27	37,838	33,992
	Johnson & Johnson	2.900%	1/15/28	37,466	36,828
	Johnson & Johnson	6.950%	9/1/29	2,455	3,055
	Johnson & Johnson	1.300%	9/1/30	39,137	33,630
	Laboratory Corp. of America Holdings	3.600%	9/1/27	14,430	14,280
	Laboratory Corp. of America Holdings	2.950%	12/1/29	13,669	12,484
	Laboratory Corp. of America Holdings	2.700%	6/1/31	14,505	12,643
	Merck & Co. Inc.	1.700%	6/10/27	38,875	36,044
	Merck & Co. Inc.	1.900%	12/10/28	8,020	7,316
	Merck & Co. Inc.	3.400%	3/7/29	44,753	44,272
	Merck & Co. Inc.	1.450%	6/24/30	28,879	24,565
	Merck & Co. Inc.	2.150%	12/10/31	75,840	67,225
[1]	Mercy Health	4.302%	7/1/28	7,525	7,694
	Mylan Inc.	4.550%	4/15/28	19,600	19,264
	Novartis Capital Corp.	2.200%	8/14/30	22,432	20,222
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	7,730	6,383
	OhioHealth Corp.	2.297%	11/15/31	8,060	7,061
	PerkinElmer Inc.	1.900%	9/15/28	15,375	13,275
	PerkinElmer Inc.	3.300%	9/15/29	26,874	24,665
	PerkinElmer Inc.	2.550%	3/15/31	10,327	8,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PerkinElmer Inc.	2.250%	9/15/31	12,615	10,410
	Pfizer Inc.	3.600%	9/15/28	2,300	2,329
	Pfizer Inc.	3.450%	3/15/29	59,579	58,969
	Pfizer Inc.	2.625%	4/1/30	35,032	32,664
	Pfizer Inc.	1.700%	5/28/30	25,271	21,952
	Pfizer Inc.	1.750%	8/18/31	24,920	21,339
	Pharmacia LLC	6.600%	12/1/28	11,108	12,802
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,245	2,729
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	11,602	10,417
	Quest Diagnostics Inc.	4.200%	6/30/29	18,432	18,375
	Quest Diagnostics Inc.	2.950%	6/30/30	19,748	17,869
	Quest Diagnostics Inc.	2.800%	6/30/31	9,449	8,340
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	33,926	28,129
	Royalty Pharma plc	1.750%	9/2/27	23,907	21,144
	Royalty Pharma plc	2.200%	9/2/30	29,807	24,873
	Royalty Pharma plc	2.150%	9/2/31	15,580	12,647
[1]	Rush Obligated Group	3.922%	11/15/29	7,766	7,492
	Sanofi	3.625%	6/19/28	21,651	21,916
	Smith & Nephew plc	2.032%	10/14/30	18,385	15,137
[1]	SSM Health Care Corp.	3.823%	6/1/27	12,277	12,280
[1]	Stanford Health Care	3.310%	8/15/30	7,590	7,193
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	27,570	23,779
	Stryker Corp.	3.650%	3/7/28	13,757	13,578
	Stryker Corp.	1.950%	6/15/30	17,364	14,827
[1]	Sutter Health	3.695%	8/15/28	9,149	9,020
[1]	Sutter Health	2.294%	8/15/30	16,310	14,053
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	56,942	59,636
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	56,756	48,660
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	31,110	27,583
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	18,992	17,392
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	38,556	33,032
[1]	Toledo Hospital	5.325%	11/15/28	7,622	7,581
	UnitedHealth Group Inc.	3.450%	1/15/27	90	90
	UnitedHealth Group Inc.	2.950%	10/15/27	26,922	26,250
	UnitedHealth Group Inc.	3.850%	6/15/28	29,002	29,528
	UnitedHealth Group Inc.	3.875%	12/15/28	11,899	12,133
	UnitedHealth Group Inc.	2.875%	8/15/29	34,321	32,542
	UnitedHealth Group Inc.	2.000%	5/15/30	12,568	11,093
	UnitedHealth Group Inc.	2.300%	5/15/31	57,665	51,363
	UnitedHealth Group Inc.	4.200%	5/15/32	49,403	50,606
[2]	Universal Health Services Inc.	2.650%	10/15/30	22,253	18,819
[2]	Universal Health Services Inc.	2.650%	1/15/32	12,342	10,180
	Viatris Inc.	2.300%	6/22/27	17,900	16,008
	Viatris Inc.	2.700%	6/22/30	29,050	24,426
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	10,206	9,617
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	12,250	10,566
	Zoetis Inc.	3.000%	9/12/27	23,283	22,501
	Zoetis Inc.	3.900%	8/20/28	16,163	16,147
	Zoetis Inc.	2.000%	5/15/30	15,859	13,719
					3,830,097
Industrials (6.7%)
	3M Co.	2.875%	10/15/27	20,818	20,334
[1]	3M Co.	3.625%	9/14/28	5,409	5,444
[1]	3M Co.	3.375%	3/1/29	20,861	20,499
	3M Co.	2.375%	8/26/29	33,209	30,513
	3M Co.	3.050%	4/15/30	11,759	11,222
	Acuity Brands Lighting Inc.	2.150%	12/15/30	13,242	10,852
	Allegion plc	3.500%	10/1/29	12,302	11,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegion US Holding Co. Inc.	3.550%	10/1/27	8,285	7,864
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	3,076	2,899
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	9,061	8,484
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,392	9,502
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,675	6,053
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	10,454	9,847
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,128	9,414
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	1,783	1,595
	Amphenol Corp.	4.350%	6/1/29	9,703	9,787
	Amphenol Corp.	2.800%	2/15/30	25,758	23,200
	Amphenol Corp.	2.200%	9/15/31	13,081	10,974
	Boeing Co.	3.250%	2/1/28	17,460	16,129
	Boeing Co.	3.250%	3/1/28	19,126	17,642
	Boeing Co.	3.450%	11/1/28	16,421	15,042
	Boeing Co.	3.200%	3/1/29	25,015	22,372
	Boeing Co.	2.950%	2/1/30	32,714	28,250
	Boeing Co.	5.150%	5/1/30	113,621	113,010
	Boeing Co.	3.625%	2/1/31	42,220	37,980
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	27,893	27,706
	Canadian National Railway Co.	6.900%	7/15/28	7,473	8,685
	Canadian Pacific Railway Co.	4.000%	6/1/28	11,468	11,586
	Canadian Pacific Railway Co.	2.050%	3/5/30	23,732	20,782
	Canadian Pacific Railway Co.	7.125%	10/15/31	4,865	5,903
	Canadian Pacific Railway Co.	2.450%	12/2/31	37,192	32,823
	Carrier Global Corp.	2.722%	2/15/30	77,950	69,013
	Carrier Global Corp.	2.700%	2/15/31	20,485	17,819
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	17,290	15,401
	Caterpillar Inc.	2.600%	9/19/29	6,260	5,839
	Caterpillar Inc.	2.600%	4/9/30	31,426	29,215
	Caterpillar Inc.	1.900%	3/12/31	5,741	5,012
	CH Robinson Worldwide Inc.	4.200%	4/15/28	8,576	8,474
[1]	CNH Industrial NV	3.850%	11/15/27	19,228	18,795
	CSX Corp.	3.250%	6/1/27	24,841	24,250
	CSX Corp.	3.800%	3/1/28	20,121	20,123
	CSX Corp.	4.250%	3/15/29	25,961	26,424
	CSX Corp.	2.400%	2/15/30	8,024	7,191
	Cummins Inc.	1.500%	9/1/30	16,666	13,762
	Deere & Co.	5.375%	10/16/29	6,655	7,317
	Deere & Co.	3.100%	4/15/30	29,984	28,760
[2]	Delta Air Lines Inc.	4.750%	10/20/28	21,000	21,034
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	15,390	13,841
	Dover Corp.	2.950%	11/4/29	6,334	5,878
	Eaton Corp.	3.103%	9/15/27	17,471	16,984
	Emerson Electric Co.	1.800%	10/15/27	18,683	17,085
	Emerson Electric Co.	2.000%	12/21/28	25,305	22,896
	Emerson Electric Co.	1.950%	10/15/30	7,138	6,170
	Emerson Electric Co.	2.200%	12/21/31	37,935	33,148
	FedEx Corp.	3.400%	2/15/28	14,720	14,378
	FedEx Corp.	4.200%	10/17/28	9,247	9,410
	FedEx Corp.	3.100%	8/5/29	20,576	19,261
	FedEx Corp.	4.250%	5/15/30	22,109	22,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	2.400%	5/15/31	22,340	19,437
	Flowserve Corp.	3.500%	10/1/30	22,791	20,378
	General Dynamics Corp.	2.625%	11/15/27	12,971	12,355
	General Dynamics Corp.	3.750%	5/15/28	24,544	24,611
	General Dynamics Corp.	3.625%	4/1/30	30,579	30,368
	General Dynamics Corp.	2.250%	6/1/31	5,384	4,827
[1]	General Electric Co.	6.750%	3/15/32	40,457	46,965
	Honeywell International Inc.	2.700%	8/15/29	12,656	11,903
	Honeywell International Inc.	1.950%	6/1/30	35,280	31,015
	Honeywell International Inc.	1.750%	9/1/31	54,085	46,175
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	11,462	10,988
[2]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,220	7,156
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,730	15,188
	IDEX Corp.	3.000%	5/1/30	22,411	20,110
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2,049	1,793
[1]	John Deere Capital Corp.	2.800%	9/8/27	18,414	17,850
[1]	John Deere Capital Corp.	3.050%	1/6/28	7,355	7,180
[1]	John Deere Capital Corp.	1.500%	3/6/28	10,528	9,432
[1]	John Deere Capital Corp.	3.450%	3/7/29	12,232	12,061
[1]	John Deere Capital Corp.	2.800%	7/18/29	14,935	14,101
[1]	John Deere Capital Corp.	2.450%	1/9/30	29,169	26,703
	John Deere Capital Corp.	1.450%	1/15/31	12,690	10,607
	Johnson Controls International plc	1.750%	9/15/30	18,380	15,386
	Johnson Controls International plc	2.000%	9/16/31	7,907	6,513
	Kansas City Southern	2.875%	11/15/29	11,208	10,264
	Kennametal Inc.	4.625%	6/15/28	7,057	7,078
	Keysight Technologies Inc.	3.000%	10/30/29	20,304	18,463
	Kirby Corp.	4.200%	3/1/28	13,545	13,030
	L3Harris Technologies Inc.	4.400%	6/15/28	21,159	21,289
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	23,366	23,514
	L3Harris Technologies Inc.	1.800%	1/15/31	14,355	11,805
	Lennox International Inc.	1.700%	8/1/27	7,514	6,675
	Lockheed Martin Corp.	1.850%	6/15/30	18,941	16,518
	Lockheed Martin Corp.	3.900%	6/15/32	3,750	3,780
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	16,000	16,244
	Norfolk Southern Corp.	3.150%	6/1/27	12,330	12,004
	Norfolk Southern Corp.	3.800%	8/1/28	18,655	18,555
	Norfolk Southern Corp.	2.550%	11/1/29	16,874	15,323
	Norfolk Southern Corp.	2.300%	5/15/31	3,915	3,432
	Norfolk Southern Corp.	3.000%	3/15/32	10,695	9,856
	Northrop Grumman Corp.	3.250%	1/15/28	40,236	39,107
	Northrop Grumman Corp.	4.400%	5/1/30	34,700	35,285
[2]	Northrop Grumman Corp.	7.750%	2/15/31	5,502	6,734
	nVent Finance Sarl	4.550%	4/15/28	13,246	13,175
	nVent Finance Sarl	2.750%	11/15/31	7,230	6,202
	Oshkosh Corp.	4.600%	5/15/28	7,600	7,685
	Oshkosh Corp.	3.100%	3/1/30	8,245	7,221
	Otis Worldwide Corp.	2.565%	2/15/30	36,253	32,179
	Parker-Hannifin Corp.	3.250%	3/1/27	17,920	17,492
	Parker-Hannifin Corp.	3.250%	6/14/29	25,824	24,207
	Pentair Finance Sarl	4.500%	7/1/29	10,206	10,019
	Raytheon Technologies Corp.	3.125%	5/4/27	11,045	10,782
	Raytheon Technologies Corp.	7.200%	8/15/27	2,238	2,588
	Raytheon Technologies Corp.	4.125%	11/16/28	87,829	89,437
	Raytheon Technologies Corp.	2.250%	7/1/30	20,585	18,158
	Raytheon Technologies Corp.	1.900%	9/1/31	27,898	23,515
	Raytheon Technologies Corp.	2.375%	3/15/32	26,261	22,921
	Republic Services Inc.	3.375%	11/15/27	21,405	20,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.950%	5/15/28	11,179	11,253
	Republic Services Inc.	2.300%	3/1/30	19,023	16,668
	Republic Services Inc.	1.450%	2/15/31	19,854	16,009
	Republic Services Inc.	1.750%	2/15/32	11,760	9,571
	Rockwell Automation Inc.	3.500%	3/1/29	13,371	13,135
	Rockwell Automation Inc.	1.750%	8/15/31	7,955	6,688
	Southwest Airlines Co.	3.000%	11/15/26	9,695	9,357
	Southwest Airlines Co.	5.125%	6/15/27	50,043	52,157
	Southwest Airlines Co.	3.450%	11/16/27	1,440	1,382
	Southwest Airlines Co.	2.625%	2/10/30	13,460	11,811
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,993	1,927
	Teledyne Technologies Inc.	2.250%	4/1/28	19,294	17,194
	Teledyne Technologies Inc.	2.750%	4/1/31	31,957	27,823
	Textron Inc.	3.375%	3/1/28	11,633	11,164
	Textron Inc.	3.900%	9/17/29	13,046	12,579
	Textron Inc.	3.000%	6/1/30	9,888	8,870
	Textron Inc.	2.450%	3/15/31	9,310	7,904
	Timken Co.	4.500%	12/15/28	7,743	7,698
	Timken Co.	4.125%	4/1/32	5,225	4,930
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	13,037	12,643
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	17,593	16,937
	Trimble Inc.	4.900%	6/15/28	15,738	15,914
[2]	Triton Container International Ltd.	3.150%	6/15/31	11,800	9,994
	Triton Container International Ltd.	3.250%	3/15/32	3,467	2,961
	Tyco Electronics Group SA	3.125%	8/15/27	17,280	16,888
	Tyco Electronics Group SA	2.500%	2/4/32	16,185	14,396
	Union Pacific Corp.	2.150%	2/5/27	9,239	8,702
	Union Pacific Corp.	3.950%	9/10/28	31,761	32,251
	Union Pacific Corp.	6.625%	2/1/29	1,275	1,472
	Union Pacific Corp.	3.700%	3/1/29	16,320	16,177
	Union Pacific Corp.	2.400%	2/5/30	20,276	18,332
	Union Pacific Corp.	2.375%	5/20/31	21,590	19,193
	Union Pacific Corp.	2.800%	2/14/32	28,586	26,111
	Union Pacific Corp.	2.891%	4/6/36	4,140	3,606
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,310	2,967
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	70,876	71,611
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,184	5,778
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,646	8,918
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,473	6,742
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,753	3,422
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,497	7,139
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,411	1,218
	United Parcel Service Inc.	3.050%	11/15/27	27,050	26,743
	United Parcel Service Inc.	3.400%	3/15/29	21,932	21,631
	United Parcel Service Inc.	2.500%	9/1/29	16,167	14,915
	United Parcel Service Inc.	4.450%	4/1/30	20,094	21,074
	United Rentals North America Inc.	3.875%	11/15/27	17,500	16,860
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	500	499
	Vontier Corp.	2.400%	4/1/28	11,430	9,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vontier Corp.	2.950%	4/1/31	15,212	12,801
	Waste Connections Inc.	4.250%	12/1/28	8,414	8,489
	Waste Connections Inc.	3.500%	5/1/29	16,440	15,818
	Waste Connections Inc.	2.600%	2/1/30	18,102	16,189
	Waste Connections Inc.	2.200%	1/15/32	15,130	12,797
	Waste Connections Inc.	3.200%	6/1/32	9,075	8,364
	Waste Management Inc.	3.150%	11/15/27	30,336	29,757
	Waste Management Inc.	1.150%	3/15/28	15,245	13,316
	Waste Management Inc.	2.000%	6/1/29	5,580	4,969
	Waste Management Inc.	1.500%	3/15/31	25,458	20,924
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	29,342	29,474
	Xylem Inc.	1.950%	1/30/28	15,486	14,005
	Xylem Inc.	2.250%	1/30/31	11,952	10,366
					2,965,992
Materials (3.0%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	19,204	16,925
	Albemarle Corp.	4.650%	6/1/27	6,000	6,040
	Albemarle Corp.	5.050%	6/1/32	13,000	13,122
	Amcor Finance USA Inc.	4.500%	5/15/28	9,795	9,942
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	5,957
	Amcor Flexibles North America Inc.	2.630%	6/19/30	23,586	20,262
	Amcor Flexibles North America Inc.	2.690%	5/25/31	8,102	6,917
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	17,995	15,832
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	17,615	15,267
	ArcelorMittal SA	4.250%	7/16/29	13,970	13,696
	Cabot Corp.	4.000%	7/1/29	6,075	5,856
	Carlisle Cos. Inc.	3.750%	12/1/27	8,667	8,486
	Carlisle Cos. Inc.	2.750%	3/1/30	17,529	15,386
	Celanese US Holdings LLC	1.400%	8/5/26	8,800	7,860
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,368	11,838
	Dow Chemical Co.	4.800%	11/30/28	15,494	16,070
	Dow Chemical Co.	7.375%	11/1/29	9,710	11,572
	Dow Chemical Co.	2.100%	11/15/30	33,442	28,731
	DuPont de Nemours Inc.	4.725%	11/15/28	41,677	43,295
	Eagle Materials Inc.	2.500%	7/1/31	19,862	16,511
	Eastman Chemical Co.	4.500%	12/1/28	6,477	6,513
	Ecolab Inc.	3.250%	12/1/27	12,247	12,117
	Ecolab Inc.	4.800%	3/24/30	19,626	20,795
	Ecolab Inc.	1.300%	1/30/31	6,658	5,466
	Ecolab Inc.	2.125%	2/1/32	19,320	16,757
	EI du Pont de Nemours & Co.	2.300%	7/15/30	12,681	11,304
	FMC Corp.	3.450%	10/1/29	14,592	13,650
	Freeport-McMoRan Inc.	5.000%	9/1/27	7,000	7,097
	Freeport-McMoRan Inc.	4.125%	3/1/28	18,100	17,383
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,000	15,441
	Freeport-McMoRan Inc.	5.250%	9/1/29	14,000	14,003
	Freeport-McMoRan Inc.	4.250%	3/1/30	16,477	15,608
	Freeport-McMoRan Inc.	4.625%	8/1/30	21,195	20,507
	Georgia-Pacific LLC	7.750%	11/15/29	10,992	13,504
[2]	Georgia-Pacific LLC	2.300%	4/30/30	6,650	5,923
	Georgia-Pacific LLC	8.875%	5/15/31	2,837	3,803
	Huntsman International LLC	4.500%	5/1/29	18,224	18,107
	Huntsman International LLC	2.950%	6/15/31	12,158	10,636
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,232	6,251
	Kinross Gold Corp.	4.500%	7/15/27	11,729	11,857
	Linde Inc.	1.100%	8/10/30	12,760	10,422
	LYB International Finance III LLC	2.250%	10/1/30	16,622	14,242
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,498	6,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	3.500%	12/15/27	20,811	20,136
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	13,645	11,852
	Martin Marietta Materials Inc.	2.400%	7/15/31	17,652	14,890
	Mosaic Co.	4.050%	11/15/27	17,334	17,311
	NewMarket Corp.	2.700%	3/18/31	8,875	7,638
	Newmont Corp.	2.800%	10/1/29	22,041	20,155
	Newmont Corp.	2.250%	10/1/30	26,963	23,193
	Nucor Corp.	3.950%	5/1/28	8,096	8,037
	Nucor Corp.	2.700%	6/1/30	14,672	13,127
	Nucor Corp.	3.125%	4/1/32	15,101	13,707
	Nutrien Ltd.	4.200%	4/1/29	15,514	15,522
	Nutrien Ltd.	2.950%	5/13/30	20,864	19,192
	Packaging Corp. of America	3.400%	12/15/27	13,257	12,978
	Packaging Corp. of America	3.000%	12/15/29	9,321	8,596
	PPG Industries Inc.	3.750%	3/15/28	16,338	16,408
	PPG Industries Inc.	2.800%	8/15/29	9,835	9,106
	PPG Industries Inc.	2.550%	6/15/30	15,309	13,838
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,449	7,177
	Rio Tinto Alcan Inc.	7.250%	3/15/31	5,071	6,231
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	17,025	19,932
	Rohm & Haas Co.	7.850%	7/15/29	14,610	17,697
	RPM International Inc.	4.550%	3/1/29	18,298	18,144
	RPM International Inc.	2.950%	1/15/32	8,723	7,568
	Sherwin-Williams Co.	3.450%	6/1/27	11,722	11,506
	Sherwin-Williams Co.	2.950%	8/15/29	38,890	35,910
	Sherwin-Williams Co.	2.300%	5/15/30	21,702	18,872
	Sherwin-Williams Co.	2.200%	3/15/32	12,075	10,204
	Sonoco Products Co.	3.125%	5/1/30	16,946	15,299
	Steel Dynamics Inc.	1.650%	10/15/27	10,951	9,643
	Steel Dynamics Inc.	3.450%	4/15/30	25,904	24,118
	Steel Dynamics Inc.	3.250%	1/15/31	24,403	22,219
	Suzano Austria GmbH	2.500%	9/15/28	7,700	6,681
	Suzano Austria GmbH	6.000%	1/15/29	43,448	44,668
	Suzano Austria GmbH	5.000%	1/15/30	30,819	29,875
	Suzano Austria GmbH	3.750%	1/15/31	23,297	20,676
[1]	Suzano Austria GmbH	3.125%	1/15/32	32,280	26,947
	Teck Resources Ltd.	3.900%	7/15/30	14,260	13,502
	Vale Overseas Ltd.	3.750%	7/8/30	39,310	36,635
	Vulcan Materials Co.	3.500%	6/1/30	16,135	15,190
	Westlake Corp.	3.375%	6/15/30	5,857	5,444
	WestRock MWV LLC	8.200%	1/15/30	4,753	5,805
	WestRock MWV LLC	7.950%	2/15/31	2,085	2,564
	WRKCo Inc.	3.375%	9/15/27	14,180	13,695
	WRKCo Inc.	4.000%	3/15/28	12,910	12,830
	WRKCo Inc.	3.900%	6/1/28	20,208	19,958
	WRKCo Inc.	4.900%	3/15/29	35,789	36,933
					1,328,857
Real Estate (7.1%)
	Agree LP	2.000%	6/15/28	7,810	6,876
	Agree LP	2.900%	10/1/30	10,283	9,014
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	448	454
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	224	223
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,311	10,246
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,851	4,858
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	18,278	16,489
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	14,193	14,412
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	25,855	26,699
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	7,086	6,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	16,633	13,726
	American Assets Trust LP	3.375%	2/1/31	13,241	11,673
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	373	368
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	12,785	12,727
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	9,850	9,252
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	11,258	10,831
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,829	6,857
	American Homes 4 Rent LP	4.250%	2/15/28	11,169	10,951
	American Homes 4 Rent LP	4.900%	2/15/29	12,192	12,351
	American Homes 4 Rent LP	2.375%	7/15/31	15,742	12,978
	American Homes 4 Rent LP	3.625%	4/15/32	13,555	12,407
	American Tower Corp.	3.550%	7/15/27	15,373	14,787
	American Tower Corp.	3.600%	1/15/28	20,078	19,124
	American Tower Corp.	1.500%	1/31/28	16,075	13,772
	American Tower Corp.	3.950%	3/15/29	19,068	18,263
	American Tower Corp.	3.800%	8/15/29	35,788	33,836
	American Tower Corp.	2.900%	1/15/30	17,685	15,644
	American Tower Corp.	2.100%	6/15/30	17,375	14,371
	American Tower Corp.	1.875%	10/15/30	13,449	10,822
	American Tower Corp.	2.700%	4/15/31	18,125	15,406
	American Tower Corp.	2.300%	9/15/31	20,230	16,558
	American Tower Corp.	4.050%	3/15/32	13,325	12,624
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	1,097	1,071
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	11,320	10,902
	AvalonBay Communities Inc.	1.900%	12/1/28	16,600	14,816
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	7,471	7,104
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	17,429	15,480
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	12,625	11,263
	AvalonBay Communities Inc.	2.050%	1/15/32	6,570	5,661
	Boston Properties LP	4.500%	12/1/28	7,325	7,380
	Boston Properties LP	3.400%	6/21/29	21,763	20,235
	Boston Properties LP	2.900%	3/15/30	16,112	14,327
	Boston Properties LP	3.250%	1/30/31	48,762	43,716
	Boston Properties LP	2.550%	4/1/32	6,826	5,680
	Brandywine Operating Partnership LP	3.950%	11/15/27	9,612	9,301
	Brandywine Operating Partnership LP	4.550%	10/1/29	10,747	10,585
	Brixmor Operating Partnership LP	2.250%	4/1/28	6,820	6,036
	Brixmor Operating Partnership LP	4.125%	5/15/29	16,408	15,832
	Brixmor Operating Partnership LP	4.050%	7/1/30	33,378	31,386
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,105	10,834
	Broadstone Net Lease LLC	2.600%	9/15/31	9,775	8,205
	Camden Property Trust	4.100%	10/15/28	9,387	9,369
	Camden Property Trust	3.150%	7/1/29	25,795	24,249
	Camden Property Trust	2.800%	5/15/30	18,408	16,763
	CBRE Services Inc.	2.500%	4/1/31	13,155	11,059
	Corporate Office Properties LP	2.250%	3/15/26	432	398
	Corporate Office Properties LP	2.000%	1/15/29	15,520	12,983
	Corporate Office Properties LP	2.750%	4/15/31	14,088	11,838
	Crown Castle International Corp.	3.650%	9/1/27	12,956	12,625
	Crown Castle International Corp.	3.800%	2/15/28	25,482	24,810
	Crown Castle International Corp.	4.300%	2/15/29	19,205	18,968
	Crown Castle International Corp.	3.100%	11/15/29	12,919	11,746
	Crown Castle International Corp.	3.300%	7/1/30	21,872	19,953
	Crown Castle International Corp.	2.250%	1/15/31	22,985	19,290

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle International Corp.	2.100%	4/1/31	23,937	19,708
Crown Castle International Corp.	2.500%	7/15/31	19,415	16,436
CubeSmart LP	2.250%	12/15/28	15,770	13,862
CubeSmart LP	4.375%	2/15/29	9,836	9,726
CubeSmart LP	3.000%	2/15/30	3,561	3,218
CubeSmart LP	2.000%	2/15/31	15,702	12,889
CubeSmart LP	2.500%	2/15/32	15,225	12,759
Digital Realty Trust LP	3.700%	8/15/27	11,382	11,069
Digital Realty Trust LP	4.450%	7/15/28	14,543	14,558
Digital Realty Trust LP	3.600%	7/1/29	37,978	35,773
Duke Realty LP	3.375%	12/15/27	13,769	13,306
Duke Realty LP	4.000%	9/15/28	12,754	12,741
Duke Realty LP	2.875%	11/15/29	10,114	9,293
Duke Realty LP	1.750%	7/1/30	12,222	10,168
Duke Realty LP	1.750%	2/1/31	6,990	5,746
Duke Realty LP	2.250%	1/15/32	13,160	11,173
EPR Properties	4.500%	6/1/27	14,899	14,260
EPR Properties	3.750%	8/15/29	23,533	20,801
EPR Properties	3.600%	11/15/31	5,720	4,812
Equinix Inc.	1.800%	7/15/27	20,844	18,474
Equinix Inc.	1.550%	3/15/28	10,924	9,394
Equinix Inc.	2.000%	5/15/28	11,240	9,901
Equinix Inc.	3.200%	11/18/29	24,839	22,798
Equinix Inc.	2.150%	7/15/30	26,598	22,377
Equinix Inc.	2.500%	5/15/31	27,905	23,671
Equinix Inc.	3.900%	4/15/32	30,800	29,062
ERP Operating LP	3.250%	8/1/27	8,979	8,708
ERP Operating LP	3.500%	3/1/28	15,524	15,177
ERP Operating LP	4.150%	12/1/28	7,677	7,748
ERP Operating LP	3.000%	7/1/29	14,298	13,398
ERP Operating LP	2.500%	2/15/30	20,898	18,774
ERP Operating LP	1.850%	8/1/31	13,825	11,633
Essential Properties LP	2.950%	7/15/31	10,579	8,623
Essex Portfolio LP	3.375%	4/15/26	830	816
Essex Portfolio LP	3.625%	5/1/27	8,051	7,960
Essex Portfolio LP	1.700%	3/1/28	7,067	6,211
Essex Portfolio LP	4.000%	3/1/29	10,641	10,423
Essex Portfolio LP	3.000%	1/15/30	21,571	19,483
Essex Portfolio LP	1.650%	1/15/31	10,094	8,092
Essex Portfolio LP	2.550%	6/15/31	2,110	1,811
Essex Portfolio LP	2.650%	3/15/32	4,700	4,059
Extra Space Storage LP	3.900%	4/1/29	4,206	4,046
Extra Space Storage LP	2.550%	6/1/31	12,627	10,736
Extra Space Storage LP	2.350%	3/15/32	9,775	8,031
Federal Realty Investment Trust	3.250%	7/15/27	8,192	7,850
Federal Realty Investment Trust	3.200%	6/15/29	8,990	8,308
Federal Realty Investment Trust	3.500%	6/1/30	11,386	10,552
GLP Capital LP	5.750%	6/1/28	16,911	17,177
GLP Capital LP	5.300%	1/15/29	21,815	21,711
GLP Capital LP	4.000%	1/15/30	21,228	19,375
GLP Capital LP	4.000%	1/15/31	14,928	13,517
GLP Capital LP	3.250%	1/15/32	11,290	9,504
Healthcare Realty Trust Inc.	3.625%	1/15/28	14,644	14,014
Healthcare Realty Trust Inc.	2.400%	3/15/30	11,014	9,497
Healthcare Realty Trust Inc.	2.050%	3/15/31	7,830	6,432
Healthcare Trust of America Holdings LP	3.500%	8/1/26	1,032	1,013
Healthcare Trust of America Holdings LP	3.750%	7/1/27	13,386	13,158
Healthcare Trust of America Holdings LP	3.100%	2/15/30	14,521	12,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	24,771	20,008
	Healthpeak Properties Inc.	3.250%	7/15/26	5,581	5,463
	Healthpeak Properties Inc.	2.125%	12/1/28	4,160	3,709
	Healthpeak Properties Inc.	3.500%	7/15/29	14,589	13,861
	Healthpeak Properties Inc.	3.000%	1/15/30	28,984	26,492
	Healthpeak Properties Inc.	2.875%	1/15/31	16,458	14,654
	Highwoods Realty LP	4.125%	3/15/28	10,069	9,852
	Highwoods Realty LP	4.200%	4/15/29	12,491	12,197
	Highwoods Realty LP	3.050%	2/15/30	14,256	12,664
	Highwoods Realty LP	2.600%	2/1/31	2,269	1,921
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	15,904	14,264
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	15,751	14,075
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	15,982	13,225
	Hudson Pacific Properties LP	3.950%	11/1/27	6,562	6,361
	Hudson Pacific Properties LP	4.650%	4/1/29	14,356	14,134
	Hudson Pacific Properties LP	3.250%	1/15/30	13,935	12,608
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	16,320	14,247
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	19,735	15,841
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,648	8,264
	Kilroy Realty LP	4.750%	12/15/28	10,543	10,673
	Kilroy Realty LP	4.250%	8/15/29	8,799	8,551
	Kilroy Realty LP	3.050%	2/15/30	15,651	13,893
	Kimco Realty Corp.	1.900%	3/1/28	14,127	12,528
	Kimco Realty Corp.	2.700%	10/1/30	7,500	6,667
	Kimco Realty Corp.	2.250%	12/1/31	2,120	1,773
	Kimco Realty Corp.	3.200%	4/1/32	10,320	9,341
	Kite Realty Group Trust	4.750%	9/15/30	10,623	10,375
	Life Storage LP	3.875%	12/15/27	10,013	9,776
	Life Storage LP	4.000%	6/15/29	12,420	11,847
	Life Storage LP	2.200%	10/15/30	9,960	8,233
	Life Storage LP	2.400%	10/15/31	15,025	12,388
	LifeStorage LP	3.500%	7/1/26	455	443
	LXP Industrial Trust	2.700%	9/15/30	10,164	8,601
	LXP Industrial Trust	2.375%	10/1/31	8,354	6,746
	Mid-America Apartments LP	3.600%	6/1/27	8,837	8,645
	Mid-America Apartments LP	4.200%	6/15/28	11,771	11,767
	Mid-America Apartments LP	3.950%	3/15/29	26,260	25,732
	Mid-America Apartments LP	2.750%	3/15/30	5,750	5,140
	Mid-America Apartments LP	1.700%	2/15/31	4,925	3,994
	National Health Investors Inc.	3.000%	2/1/31	14,008	11,158
	National Retail Properties Inc.	3.500%	10/15/27	9,864	9,486
	National Retail Properties Inc.	4.300%	10/15/28	15,869	15,753
	National Retail Properties Inc.	2.500%	4/15/30	8,814	7,702
	Office Properties Income Trust	2.650%	6/15/26	136	121
	Office Properties Income Trust	3.450%	10/15/31	10,635	8,238
	Omega Healthcare Investors Inc.	5.250%	1/15/26	225	228
	Omega Healthcare Investors Inc.	4.500%	4/1/27	5,447	5,311
	Omega Healthcare Investors Inc.	4.750%	1/15/28	14,494	14,060
	Omega Healthcare Investors Inc.	3.625%	10/1/29	19,657	17,270
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,581	6,335
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	4,643	3,836
	Physicians Realty LP	3.950%	1/15/28	10,328	10,099
	Physicians Realty LP	2.625%	11/1/31	30,831	25,874
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,394	3,781
	Piedmont Operating Partnership LP	2.750%	4/1/32	8,116	6,544
	Prologis LP	2.125%	4/15/27	7,510	7,030
	Prologis LP	3.875%	9/15/28	11,319	11,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.375%	2/1/29	7,012	7,157
	Prologis LP	2.250%	4/15/30	23,884	21,079
	Prologis LP	1.250%	10/15/30	16,700	13,595
	Prologis LP	1.625%	3/15/31	9,930	8,219
	Public Storage	3.094%	9/15/27	8,901	8,632
	Public Storage	1.850%	5/1/28	12,032	10,709
	Public Storage	1.950%	11/9/28	7,094	6,299
	Public Storage	3.385%	5/1/29	15,373	14,734
	Public Storage	2.300%	5/1/31	3,913	3,412
	Public Storage	2.250%	11/9/31	38,070	32,751
	Rayonier LP	2.750%	5/17/31	9,600	8,290
	Realty Income Corp.	4.875%	6/1/26	377	391
	Realty Income Corp.	4.125%	10/15/26	8,076	8,191
	Realty Income Corp.	3.950%	8/15/27	15,163	15,188
	Realty Income Corp.	3.400%	1/15/28	20,681	20,034
	Realty Income Corp.	3.650%	1/15/28	10,392	10,221
	Realty Income Corp.	2.200%	6/15/28	10,263	9,230
	Realty Income Corp.	3.250%	6/15/29	14,097	13,372
	Realty Income Corp.	3.100%	12/15/29	10,979	10,225
	Realty Income Corp.	3.250%	1/15/31	22,945	21,539
	Regency Centers LP	4.125%	3/15/28	10,641	10,520
	Regency Centers LP	2.950%	9/15/29	14,048	12,597
	Regency Centers LP	3.700%	6/15/30	7,625	7,141
	Rexford Industrial Realty LP	2.125%	12/1/30	7,251	6,045
	Rexford Industrial Realty LP	2.150%	9/1/31	13,780	11,302
	Sabra Health Care LP	3.900%	10/15/29	14,463	13,269
	Sabra Health Care LP	3.200%	12/1/31	10,630	8,765
	Safehold Operating Partnership LP	2.800%	6/15/31	10,820	9,078
	Safehold Operating Partnership LP	2.850%	1/15/32	750	628
	Simon Property Group LP	3.300%	1/15/26	360	355
	Simon Property Group LP	3.375%	6/15/27	13,581	13,246
	Simon Property Group LP	3.375%	12/1/27	22,202	21,573
	Simon Property Group LP	1.750%	2/1/28	18,905	16,675
	Simon Property Group LP	2.450%	9/13/29	26,303	23,168
	Simon Property Group LP	2.650%	7/15/30	26,049	22,983
	Simon Property Group LP	2.200%	2/1/31	19,697	16,600
	Simon Property Group LP	2.250%	1/15/32	41,105	34,170
	Simon Property Group LP	2.650%	2/1/32	2,715	2,347
	SITE Centers Corp.	4.700%	6/1/27	7,944	8,037
	Spirit Realty LP	3.200%	1/15/27	9	9
	Spirit Realty LP	2.100%	3/15/28	14,414	12,518
	Spirit Realty LP	4.000%	7/15/29	14,094	13,264
	Spirit Realty LP	3.400%	1/15/30	9,316	8,386
	Spirit Realty LP	3.200%	2/15/31	4,255	3,736
	Spirit Realty LP	2.700%	2/15/32	10,955	9,052
	STORE Capital Corp.	4.500%	3/15/28	7,686	7,688
	STORE Capital Corp.	4.625%	3/15/29	8,526	8,484
	STORE Capital Corp.	2.750%	11/18/30	10,771	9,198
	STORE Capital Corp.	2.700%	12/1/31	9,290	7,712
	Sun Communities Operating LP	2.300%	11/1/28	7,795	6,844
	Sun Communities Operating LP	2.700%	7/15/31	34,329	28,953
	Sun Communities Operating LP	4.200%	4/15/32	7,060	6,649
	Tanger Properties LP	3.875%	7/15/27	7,723	7,483
	Tanger Properties LP	2.750%	9/1/31	9,904	8,054
[1]	UDR Inc.	3.500%	7/1/27	6,446	6,305
[1]	UDR Inc.	3.500%	1/15/28	8,622	8,296
[1]	UDR Inc.	4.400%	1/26/29	12,815	12,890
[1]	UDR Inc.	3.200%	1/15/30	13,844	12,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	3.000%	8/15/31	10,067	8,952
	Ventas Realty LP	4.000%	3/1/28	11,708	11,509
	Ventas Realty LP	4.400%	1/15/29	25,167	24,937
	Ventas Realty LP	3.000%	1/15/30	16,770	15,090
	Ventas Realty LP	4.750%	11/15/30	4,251	4,306
	Ventas Realty LP	2.500%	9/1/31	4,190	3,559
	VICI Properties LP	4.750%	2/15/28	30,000	29,712
	VICI Properties LP	4.950%	2/15/30	24,910	24,484
	VICI Properties LP	5.125%	5/15/32	21,850	21,666
	Vornado Realty LP	3.400%	6/1/31	11,690	10,221
	Welltower Inc.	4.250%	4/1/26	682	687
	Welltower Inc.	4.250%	4/15/28	18,286	18,276
	Welltower Inc.	4.125%	3/15/29	13,116	12,967
	Welltower Inc.	3.100%	1/15/30	23,585	21,655
	Welltower Inc.	2.750%	1/15/31	28,593	24,989
	Welltower Inc.	2.800%	6/1/31	12,742	11,225
	Welltower Inc.	2.750%	1/15/32	11,225	9,696
	Weyerhaeuser Co.	6.950%	10/1/27	4,574	5,178
	Weyerhaeuser Co.	4.000%	11/15/29	18,802	18,337
	Weyerhaeuser Co.	4.000%	4/15/30	33,178	32,264
	Weyerhaeuser Co.	7.375%	3/15/32	1,894	2,297
	WP Carey Inc.	3.850%	7/15/29	8,327	7,954
	WP Carey Inc.	2.400%	2/1/31	13,414	11,290
	WP Carey Inc.	2.450%	2/1/32	10,000	8,346
					3,142,524
Technology (8.3%)
	Adobe Inc.	2.300%	2/1/30	33,340	30,130
	Amdocs Ltd.	2.538%	6/15/30	12,635	10,848
	Analog Devices Inc.	1.700%	10/1/28	23,955	21,376
	Analog Devices Inc.	2.100%	10/1/31	27,673	24,254
	Apple Inc.	3.200%	5/11/27	11,411	11,434
	Apple Inc.	3.000%	6/20/27	23,222	23,131
	Apple Inc.	2.900%	9/12/27	59,243	58,249
	Apple Inc.	3.000%	11/13/27	38,804	38,546
	Apple Inc.	1.200%	2/8/28	66,132	59,136
	Apple Inc.	1.400%	8/5/28	56,760	50,657
	Apple Inc.	2.200%	9/11/29	40,821	37,548
	Apple Inc.	1.650%	5/11/30	39,370	34,329
	Apple Inc.	1.250%	8/20/30	32,594	27,313
	Apple Inc.	1.650%	2/8/31	75,980	65,512
	Apple Inc.	1.700%	8/5/31	21,195	18,167
	Applied Materials Inc.	1.750%	6/1/30	21,481	18,553
	Arrow Electronics Inc.	3.875%	1/12/28	12,297	11,999
	Autodesk Inc.	3.500%	6/15/27	12,321	12,111
	Autodesk Inc.	2.850%	1/15/30	16,030	14,454
	Autodesk Inc.	2.400%	12/15/31	24,440	20,785
	Automatic Data Processing Inc.	1.700%	5/15/28	31,330	28,561
	Automatic Data Processing Inc.	1.250%	9/1/30	22,915	19,117
	Avnet Inc.	3.000%	5/15/31	6,150	5,247
	Broadcom Corp.	3.500%	1/15/28	22,445	21,408
	Broadcom Inc.	3.459%	9/15/26	3,794	3,712
[2]	Broadcom Inc.	1.950%	2/15/28	14,415	12,534
	Broadcom Inc.	4.110%	9/15/28	45,810	44,757
[2]	Broadcom Inc.	4.000%	4/15/29	3,569	3,412
	Broadcom Inc.	4.750%	4/15/29	54,971	55,238
	Broadcom Inc.	5.000%	4/15/30	23,035	23,261
	Broadcom Inc.	4.150%	11/15/30	55,570	52,964
[2]	Broadcom Inc.	2.450%	2/15/31	61,255	50,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	18,657	16,864
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	27,820	24,075
	CDW LLC	4.250%	4/1/28	8,819	8,426
	CDW LLC	3.250%	2/15/29	13,159	11,638
	CDW LLC	3.569%	12/1/31	26,980	24,054
[2]	CGI Inc.	2.300%	9/14/31	10,617	8,702
	Citrix Systems Inc.	4.500%	12/1/27	18,505	18,637
	Citrix Systems Inc.	3.300%	3/1/30	19,776	19,591
	Dell Inc.	7.100%	4/15/28	1,325	1,466
	Dell International LLC	6.100%	7/15/27	12,641	13,525
	Dell International LLC	5.300%	10/1/29	53,546	54,546
	Dell International LLC	6.200%	7/15/30	15,076	16,202
	DXC Technology Co.	2.375%	9/15/28	24,550	21,608
	Equifax Inc.	3.100%	5/15/30	13,965	12,601
	Equifax Inc.	2.350%	9/15/31	28,206	23,546
	Fidelity National Information Services Inc.	1.650%	3/1/28	19,683	17,227
	Fidelity National Information Services Inc.	3.750%	5/21/29	16,577	15,914
	Fidelity National Information Services Inc.	2.250%	3/1/31	35,740	29,960
	Fiserv Inc.	2.250%	6/1/27	22,448	20,676
	Fiserv Inc.	4.200%	10/1/28	30,839	30,539
	Fiserv Inc.	3.500%	7/1/29	74,898	70,475
	Fiserv Inc.	2.650%	6/1/30	23,791	20,831
	Flex Ltd.	4.875%	6/15/29	15,347	15,321
	Flex Ltd.	4.875%	5/12/30	13,109	12,925
	Fortinet Inc.	2.200%	3/15/31	13,350	11,132
	HP Inc.	3.000%	6/17/27	25,521	24,155
	HP Inc.	4.000%	4/15/29	26,192	25,075
	HP Inc.	3.400%	6/17/30	24,860	22,553
	HP Inc.	2.650%	6/17/31	32,598	27,291
	HP Inc.	4.200%	4/15/32	23,035	21,485
	Hubbell Inc.	3.150%	8/15/27	3,628	3,491
	Hubbell Inc.	3.500%	2/15/28	10,854	10,667
	Hubbell Inc.	2.300%	3/15/31	7,885	6,786
	Intel Corp.	1.600%	8/12/28	27,808	24,953
	Intel Corp.	2.450%	11/15/29	51,124	46,787
	Intel Corp.	3.900%	3/25/30	31,716	31,991
	Intel Corp.	2.000%	8/12/31	33,130	28,591
	International Business Machines Corp.	1.700%	5/15/27	2,633	2,414
	International Business Machines Corp.	6.220%	8/1/27	6,624	7,415
	International Business Machines Corp.	6.500%	1/15/28	5,875	6,639
	International Business Machines Corp.	3.500%	5/15/29	76,738	74,130
	International Business Machines Corp.	1.950%	5/15/30	39,348	33,830
	International Business Machines Corp.	2.720%	2/9/32	7,550	6,736
	Intuit Inc.	1.350%	7/15/27	16,879	15,171
	Intuit Inc.	1.650%	7/15/30	9,925	8,378
	Jabil Inc.	3.950%	1/12/28	14,591	14,319
	Jabil Inc.	3.600%	1/15/30	11,655	10,669
	Jabil Inc.	3.000%	1/15/31	15,977	13,858
	Juniper Networks Inc.	3.750%	8/15/29	16,976	16,075
	Juniper Networks Inc.	2.000%	12/10/30	16,254	13,224
	KLA Corp.	4.100%	3/15/29	21,200	21,452
[2]	Kyndryl Holdings Inc.	2.700%	10/15/28	12,820	10,684
[2]	Kyndryl Holdings Inc.	3.150%	10/15/31	17,825	13,676
	Lam Research Corp.	4.000%	3/15/29	23,236	23,419
	Lam Research Corp.	1.900%	6/15/30	20,965	18,140
	Leidos Inc.	4.375%	5/15/30	20,938	20,380
	Leidos Inc.	2.300%	2/15/31	27,157	22,553
	Marvell Technology Inc.	2.450%	4/15/28	17,360	15,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Marvell Technology Inc.	4.875%	6/22/28	13,462	13,684
	Marvell Technology Inc.	2.950%	4/15/31	19,727	17,146
	Maxim Integrated Products Inc.	3.450%	6/15/27	9,885	9,604
	Micron Technology Inc.	5.327%	2/6/29	8,841	9,123
	Micron Technology Inc.	4.663%	2/15/30	21,360	21,264
	Micron Technology Inc.	2.703%	4/15/32	24,860	20,872
	Moody's Corp.	3.250%	1/15/28	12,276	11,856
	Moody's Corp.	4.250%	2/1/29	12,328	12,405
	Moody's Corp.	2.000%	8/19/31	12,625	10,647
	Motorola Solutions Inc.	4.600%	2/23/28	22,453	22,565
	Motorola Solutions Inc.	4.600%	5/23/29	16,922	16,641
	Motorola Solutions Inc.	2.300%	11/15/30	26,194	21,373
	Motorola Solutions Inc.	2.750%	5/24/31	15,790	13,242
	NetApp Inc.	2.375%	6/22/27	15,635	14,608
	NetApp Inc.	2.700%	6/22/30	17,796	15,581
	NVIDIA Corp.	1.550%	6/15/28	34,410	30,794
	NVIDIA Corp.	2.850%	4/1/30	37,857	35,574
	NVIDIA Corp.	2.000%	6/15/31	35,745	30,985
	NXP BV	3.150%	5/1/27	4,859	4,621
	NXP BV	5.550%	12/1/28	15,014	15,816
	NXP BV	4.300%	6/18/29	28,011	27,559
	NXP BV	3.400%	5/1/30	23,490	21,615
	NXP BV	2.500%	5/11/31	36,365	30,564
	NXP BV	2.650%	2/15/32	23,045	19,390
	Oracle Corp.	2.800%	4/1/27	3,183	2,962
	Oracle Corp.	3.250%	11/15/27	66,711	62,505
	Oracle Corp.	2.300%	3/25/28	49,999	44,208
	Oracle Corp.	2.950%	4/1/30	81,869	71,625
	Oracle Corp.	3.250%	5/15/30	10,192	9,066
	Oracle Corp.	2.875%	3/25/31	87,939	75,064
	Qorvo Inc.	4.375%	10/15/29	20,765	19,333
	QUALCOMM Inc.	1.300%	5/20/28	21,902	19,386
	QUALCOMM Inc.	2.150%	5/20/30	30,009	26,827
	QUALCOMM Inc.	1.650%	5/20/32	12,744	10,532
	QUALCOMM Inc.	4.250%	5/20/32	9,300	9,644
	Quanta Services Inc.	2.900%	10/1/30	25,845	22,468
	Quanta Services Inc.	2.350%	1/15/32	1,983	1,604
	RELX Capital Inc.	4.000%	3/18/29	20,648	20,528
	RELX Capital Inc.	3.000%	5/22/30	20,699	18,874
	RELX Capital Inc.	4.750%	5/20/32	12,600	12,969
	Roper Technologies Inc.	1.400%	9/15/27	26,650	23,448
	Roper Technologies Inc.	4.200%	9/15/28	13,379	13,495
	Roper Technologies Inc.	2.950%	9/15/29	24,319	22,143
	Roper Technologies Inc.	2.000%	6/30/30	14,175	11,864
	Roper Technologies Inc.	1.750%	2/15/31	41,746	33,952
[2]	S&P Global Inc.	4.750%	8/1/28	16,612	17,306
[2]	S&P Global Inc.	2.700%	3/1/29	28,695	26,675
[2]	S&P Global Inc.	4.250%	5/1/29	24,081	24,450
	S&P Global Inc.	2.500%	12/1/29	19,156	17,328
	S&P Global Inc.	1.250%	8/15/30	15,390	12,550
[2]	S&P Global Inc.	2.900%	3/1/32	41,565	37,987
	Salesforce Inc.	3.700%	4/11/28	34,926	35,392
	Salesforce Inc.	1.500%	7/15/28	31,110	27,812
	Salesforce Inc.	1.950%	7/15/31	41,274	35,824
	ServiceNow Inc.	1.400%	9/1/30	38,134	31,100
	Skyworks Solutions Inc.	3.000%	6/1/31	21,392	17,962
[2]	TD SYNNEX Corp.	2.375%	8/9/28	14,020	12,130
[2]	TD SYNNEX Corp.	2.650%	8/9/31	14,295	11,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne FLIR LLC	2.500%	8/1/30	14,224	12,189
	Texas Instruments Inc.	2.900%	11/3/27	10,284	10,067
	Texas Instruments Inc.	2.250%	9/4/29	14,390	13,183
	Texas Instruments Inc.	1.750%	5/4/30	18,669	16,336
	Texas Instruments Inc.	1.900%	9/15/31	14,843	12,943
	TSMC Arizona Corp.	4.125%	4/22/29	12,920	12,975
	TSMC Arizona Corp.	2.500%	10/25/31	30,385	26,602
	TSMC Arizona Corp.	4.250%	4/22/32	25,424	25,490
	Verisk Analytics Inc.	4.125%	3/15/29	24,901	24,580
	VMware Inc.	3.900%	8/21/27	27,476	27,064
	VMware Inc.	1.800%	8/15/28	23,335	19,894
	VMware Inc.	4.700%	5/15/30	31,436	31,181
	VMware Inc.	2.200%	8/15/31	39,047	31,685
	Western Digital Corp.	2.850%	2/1/29	14,765	12,669
	Western Digital Corp.	3.100%	2/1/32	5,935	4,827
	Workday Inc.	3.700%	4/1/29	8,090	7,783
	Workday Inc.	3.800%	4/1/32	32,475	30,649
	Xilinx Inc.	2.375%	6/1/30	17,688	15,755
					3,696,691
Utilities (7.2%)
	AEP Texas Inc.	3.950%	6/1/28	17,050	17,002
[1]	AEP Texas Inc.	2.100%	7/1/30	15,853	13,472
	AEP Texas Inc.	4.700%	5/15/32	13,000	13,258
	AES Corp.	2.450%	1/15/31	24,630	20,514
[1]	Alabama Power Co.	1.450%	9/15/30	11,969	9,928
	Alabama Power Co.	3.050%	3/15/32	9,710	9,017
	Ameren Corp.	1.750%	3/15/28	15,585	13,792
	Ameren Corp.	3.500%	1/15/31	22,401	21,049
	Ameren Illinois Co.	3.800%	5/15/28	6,909	6,916
	Ameren Illinois Co.	1.550%	11/15/30	8,194	6,803
	American Electric Power Co. Inc.	3.200%	11/13/27	8,986	8,652
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	13,200	13,216
	American Electric Power Co. Inc.	2.300%	3/1/30	10,106	8,749
	American Water Capital Corp.	2.950%	9/1/27	7,757	7,448
	American Water Capital Corp.	3.750%	9/1/28	9,923	9,806
	American Water Capital Corp.	3.450%	6/1/29	17,476	16,740
	American Water Capital Corp.	2.800%	5/1/30	15,290	13,901
	American Water Capital Corp.	2.300%	6/1/31	16,130	13,961
	American Water Capital Corp.	4.450%	6/1/32	20,000	20,528
[1]	Appalachian Power Co.	3.300%	6/1/27	7,164	7,019
[1]	Appalachian Power Co.	2.700%	4/1/31	29,025	25,662
	Arizona Public Service Co.	2.950%	9/15/27	5,378	5,152
	Arizona Public Service Co.	2.600%	8/15/29	15,722	14,016
	Atlantic City Electric Co.	4.000%	10/15/28	6,007	6,003
	Atlantic City Electric Co.	2.300%	3/15/31	13,970	12,260
	Atmos Energy Corp.	3.000%	6/15/27	15,846	15,427
	Atmos Energy Corp.	2.625%	9/15/29	12,187	11,185
	Atmos Energy Corp.	1.500%	1/15/31	13,000	10,678
	Avangrid Inc.	3.800%	6/1/29	19,296	18,717
	Baltimore Gas & Electric Co.	2.250%	6/15/31	15,985	13,984
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	20,824	20,334
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	13,610	13,331
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	17,100	14,073
	Black Hills Corp.	3.050%	10/15/29	14,781	13,404
	Black Hills Corp.	2.500%	6/15/30	9,392	8,095
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	10,245	9,104
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	8,000	7,484
	CenterPoint Energy Inc.	4.250%	11/1/28	3,850	3,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	2.950%	3/1/30	17,235	15,641
	CenterPoint Energy Inc.	2.650%	6/1/31	21,320	18,597
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,101	7,081
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	10,620	8,865
	Cleco Corporate Holdings LLC	3.375%	9/15/29	2,760	2,515
	CMS Energy Corp.	3.450%	8/15/27	12,864	12,677
[1]	CMS Energy Corp.	4.750%	6/1/50	17,907	16,750
	CMS Energy Corp.	3.750%	12/1/50	9,693	7,847
[1]	Commonwealth Edison Co.	2.950%	8/15/27	10,146	9,803
	Commonwealth Edison Co.	3.700%	8/15/28	7,061	7,013
	Commonwealth Edison Co.	2.200%	3/1/30	6,543	5,796
[1]	Commonwealth Edison Co.	3.150%	3/15/32	5,730	5,380
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	8,097	6,969
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,990	7,709
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,160	6,176
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	6,580	6,596
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,634	10,173
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	28,682	25,215
	Consumers Energy Co.	3.800%	11/15/28	5,578	5,575
	Dominion Energy Inc.	4.250%	6/1/28	10,157	10,276
[1]	Dominion Energy Inc.	3.375%	4/1/30	37,396	35,220
[1]	Dominion Energy Inc.	2.250%	8/15/31	13,045	11,075
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	14,375	12,553
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,610	3,091
[1]	DTE Electric Co.	1.900%	4/1/28	12,425	11,260
	DTE Electric Co.	2.250%	3/1/30	9,645	8,595
[1]	DTE Electric Co.	2.625%	3/1/31	14,041	12,709
[1]	DTE Electric Co.	3.000%	3/1/32	13,475	12,544
[1]	DTE Energy Co.	3.400%	6/15/29	30,744	28,948
	DTE Energy Co.	2.950%	3/1/30	9,006	8,188
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,277	15,383
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,875	4,280
	Duke Energy Carolinas LLC	2.450%	8/15/29	17,457	15,822
	Duke Energy Carolinas LLC	2.450%	2/1/30	9,378	8,419
	Duke Energy Carolinas LLC	2.550%	4/15/31	16,000	14,329
	Duke Energy Carolinas LLC	2.850%	3/15/32	15,995	14,551
	Duke Energy Corp.	2.650%	9/1/26	36,212	34,770
	Duke Energy Corp.	3.150%	8/15/27	8,732	8,444
	Duke Energy Corp.	3.400%	6/15/29	7,933	7,496
	Duke Energy Corp.	2.450%	6/1/30	23,333	20,375
	Duke Energy Corp.	2.550%	6/15/31	26,057	22,372
	Duke Energy Florida LLC	3.800%	7/15/28	5,046	5,042
	Duke Energy Florida LLC	2.500%	12/1/29	13,714	12,456
	Duke Energy Florida LLC	1.750%	6/15/30	23,617	19,969
	Duke Energy Florida LLC	2.400%	12/15/31	20,758	18,147
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,315
	Duke Energy Ohio Inc.	3.650%	2/1/29	15,236	14,862
	Duke Energy Ohio Inc.	2.125%	6/1/30	6,693	5,775
	Duke Energy Progress LLC	3.700%	9/1/28	6,817	6,770
	Duke Energy Progress LLC	3.450%	3/15/29	24,150	23,424
	Duke Energy Progress LLC	2.000%	8/15/31	16,465	13,987
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,900	1,616
	Edison International	5.750%	6/15/27	14,402	14,967
	Edison International	4.125%	3/15/28	17,378	16,623
	Emera US Finance LP	2.639%	6/15/31	14,100	12,010
	Enel Chile SA	4.875%	6/12/28	22,322	22,267
	Entergy Corp.	1.900%	6/15/28	10,420	9,141
	Entergy Corp.	2.800%	6/15/30	16,824	14,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.400%	6/15/31	23,023	19,512
	Entergy Louisiana LLC	3.120%	9/1/27	18,494	17,882
	Entergy Louisiana LLC	3.250%	4/1/28	10,725	10,356
	Entergy Louisiana LLC	1.600%	12/15/30	12,736	10,455
	Entergy Louisiana LLC	3.050%	6/1/31	10,210	9,410
	Entergy Mississippi LLC	2.850%	6/1/28	15,082	14,202
	Entergy Texas Inc.	4.000%	3/30/29	12,996	12,908
	Entergy Texas Inc.	1.750%	3/15/31	9,225	7,672
	Essential Utilities Inc.	3.566%	5/1/29	11,813	11,271
	Essential Utilities Inc.	2.704%	4/15/30	23,400	20,937
	Evergy Inc.	2.900%	9/15/29	11,824	10,671
[1]	Evergy Metro Inc.	2.250%	6/1/30	20,482	18,032
[1]	Eversource Energy	3.300%	1/15/28	12,709	12,221
[1]	Eversource Energy	4.250%	4/1/29	14,296	14,264
[1]	Eversource Energy	1.650%	8/15/30	12,425	10,160
	Eversource Energy	2.550%	3/15/31	9,487	8,225
	Exelon Corp.	4.050%	4/15/30	39,794	39,188
[2]	Exelon Corp.	3.350%	3/15/32	19,910	18,314
	Florida Power & Light Co.	2.450%	2/3/32	40,905	36,479
[1]	Georgia Power Co.	2.650%	9/15/29	23,408	21,008
	Georgia Power Co.	4.700%	5/15/32	10,000	10,341
	Indiana Michigan Power Co.	3.850%	5/15/28	17,957	17,840
	Interstate Power & Light Co.	4.100%	9/26/28	20,205	20,619
	Interstate Power & Light Co.	3.600%	4/1/29	8,243	7,947
	Interstate Power & Light Co.	2.300%	6/1/30	7,401	6,440
	IPALCO Enterprises Inc.	4.250%	5/1/30	13,804	13,167
	ITC Holdings Corp.	3.350%	11/15/27	19,432	18,877
	MidAmerican Energy Co.	3.100%	5/1/27	3,000	2,941
	MidAmerican Energy Co.	3.650%	4/15/29	30,999	30,781
	MidAmerican Energy Co.	6.750%	12/30/31	7,702	9,323
	Mississippi Power Co.	3.950%	3/30/28	5,626	5,582
	National Fuel Gas Co.	3.950%	9/15/27	8,849	8,487
	National Fuel Gas Co.	4.750%	9/1/28	6,965	6,897
	National Fuel Gas Co.	2.950%	3/1/31	7,546	6,353
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	23,795	23,289
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	11,040	10,970
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	15,568	15,302
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	12,742	11,369
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	9,509	7,572
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	6,861	5,562
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	5,777	7,349
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	11,823	10,649
[1]	Nevada Power Co.	3.700%	5/1/29	18,334	18,009
[1]	Nevada Power Co.	2.400%	5/1/30	8,135	7,237
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	41,475	36,973
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	19,516	18,633
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,741	23,289
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	59,485	51,739
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	8,897	7,627
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	15,334	13,580
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	8,712	8,119
	NiSource Inc.	2.950%	9/1/29	23,330	21,146
	NiSource Inc.	3.600%	5/1/30	31,581	29,728
	NiSource Inc.	1.700%	2/15/31	19,985	16,028
	Northern States Power Co.	2.250%	4/1/31	13,730	12,134
	NSTAR Electric Co.	3.200%	5/15/27	5,071	4,967
	NSTAR Electric Co.	3.250%	5/15/29	6,842	6,577
	NSTAR Electric Co.	3.950%	4/1/30	13,858	13,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ohio Power Co.	2.600%	4/1/30	6,199	5,579
[1]	Ohio Power Co.	1.625%	1/15/31	15,151	12,419
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,254	6,190
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,337	6,002
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	13,441	12,614
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,730	9,703
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	6,612	7,292
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	23,712	21,956
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,129	1,388
[2]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	16,000	16,459
	ONE Gas Inc.	2.000%	5/15/30	8,111	6,895
	Pacific Gas & Electric Co.	2.100%	8/1/27	15,655	13,667
	Pacific Gas & Electric Co.	3.300%	12/1/27	36,157	32,970
	Pacific Gas & Electric Co.	3.000%	6/15/28	11,535	10,338
	Pacific Gas & Electric Co.	3.750%	7/1/28	37,697	34,727
	Pacific Gas & Electric Co.	4.550%	7/1/30	96,400	90,031
	Pacific Gas & Electric Co.	2.500%	2/1/31	67,996	54,478
	Pacific Gas & Electric Co.	3.250%	6/1/31	16,569	13,920
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,720	1,565
	PacifiCorp	3.500%	6/15/29	17,157	16,640
	PacifiCorp	2.700%	9/15/30	21,038	19,104
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	11,700	11,815
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,815	8,402
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	16,064	13,903
	Progress Energy Inc.	7.750%	3/1/31	11,265	13,636
	Progress Energy Inc.	7.000%	10/30/31	13,119	15,258
	Public Service Co. of Colorado	3.700%	6/15/28	7,984	8,032
[1]	Public Service Co. of Colorado	1.900%	1/15/31	5,264	4,512
	Public Service Co. of Colorado	1.875%	6/15/31	18,500	15,756
	Public Service Co. of Colorado	4.100%	6/1/32	8,000	8,173
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	9,735	9,702
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	7,408	7,350
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,943	7,629
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	6,719	6,099
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	9,120	7,747
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	15,825	14,838
	Public Service Enterprise Group Inc.	1.600%	8/15/30	10,796	8,764
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,125	14,674
	Puget Energy Inc.	2.379%	6/15/28	6,431	5,723
	Puget Energy Inc.	4.100%	6/15/30	16,162	15,458
	Puget Energy Inc.	4.224%	3/15/32	10,990	10,502
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	13,530	11,386
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	9,852	9,103
	Sempra Energy	3.250%	6/15/27	20,119	19,500
	Sempra Energy	3.400%	2/1/28	25,394	24,673
	Sempra Energy	3.700%	4/1/29	12,650	12,204
[1]	Southern California Edison Co.	3.650%	3/1/28	10,961	10,589
[1]	Southern California Edison Co.	4.200%	3/1/29	13,719	13,507
	Southern California Edison Co.	6.650%	4/1/29	4,331	4,716
	Southern California Edison Co.	2.850%	8/1/29	10,784	9,753
	Southern California Edison Co.	2.250%	6/1/30	16,423	14,035
[1]	Southern California Edison Co.	2.500%	6/1/31	14,315	12,314
	Southern California Edison Co.	2.750%	2/1/32	9,685	8,408
	Southern California Gas Co.	2.950%	4/15/27	200	194
[1]	Southern California Gas Co.	2.550%	2/1/30	16,425	14,806
	Southern Co.	5.113%	8/1/27	12,675	13,037
[1]	Southern Co.	1.750%	3/15/28	8,145	7,126
[1]	Southern Co.	3.700%	4/30/30	24,572	23,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,683	11,903
	Southwest Gas Corp.	3.700%	4/1/28	6,599	6,374
	Southwest Gas Corp.	2.200%	6/15/30	13,649	11,332
	Southwest Gas Corp.	4.050%	3/15/32	15,720	14,915
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	19,950	19,726
	Tampa Electric Co.	2.400%	3/15/31	10,705	9,370
	Tucson Electric Power Co.	1.500%	8/1/30	7,580	6,178
	Tucson Electric Power Co.	3.250%	5/15/32	2,100	1,938
	Union Electric Co.	2.950%	6/15/27	10,702	10,377
	Union Electric Co.	3.500%	3/15/29	17,888	17,455
	Union Electric Co.	2.950%	3/15/30	8,752	8,159
	Union Electric Co.	2.150%	3/15/32	13,610	11,645
	United Utilities plc	6.875%	8/15/28	4,347	4,864
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	16,660	16,663
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	15,434	14,403
	Virginia Electric & Power Co.	2.300%	11/15/31	18,736	16,255
	Virginia Electric & Power Co.	2.400%	3/30/32	18,885	16,576
	WEC Energy Group Inc.	1.375%	10/15/27	9,261	8,138
	WEC Energy Group Inc.	2.200%	12/15/28	10,175	9,097
	WEC Energy Group Inc.	1.800%	10/15/30	10,870	8,937
	Wisconsin Electric Power Co.	1.700%	6/15/28	9,785	8,676
	Wisconsin Power & Light Co.	3.050%	10/15/27	8,617	8,315
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,674	4,381
	Wisconsin Power & Light Co.	1.950%	9/16/31	1,475	1,243
	Xcel Energy Inc.	4.000%	6/15/28	14,044	14,001
	Xcel Energy Inc.	2.600%	12/1/29	8,153	7,314
	Xcel Energy Inc.	3.400%	6/1/30	16,523	15,546
	Xcel Energy Inc.	2.350%	11/15/31	8,255	7,117
					3,167,955
Total Corporate Bonds (Cost $48,884,536)					43,622,922
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4]	Vanguard Market Liquidity Fund (Cost $133,136)	0.854%		1,331,493	133,136
Total Investments (99.3%) (Cost $49,324,858)					44,063,169
Other Assets and Liabilities—Net (0.7%)					328,136
Net Assets (100%)					44,391,305
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $1,051,615,000, representing 2.4% of net assets.
3	Securities with a value of $3,830,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	869	98,156	(388)
Ultra 10-Year U.S. Treasury Note	September 2022	311	39,959	(94)
				(482)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(1,164)	(139,043)	402
Long U.S. Treasury Bond	September 2022	(120)	(16,733)	230
				632
				150

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	307,111	—	307,111
Corporate Bonds	—	43,622,922	—	43,622,922
Temporary Cash Investments	133,136	—	—	133,136
Total	133,136	43,930,033	—	44,063,169

Derivative Financial Instruments
Assets
Futures Contracts[1]	632	—	—	632
Liabilities
Futures Contracts[1]	482	—	—	482
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.